As filed with the Securities and Exchange Commission on December 21, 2001

                                                              File Nos. 2-90519
                                                                       811-4007

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM N-1A
                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 44
                                      and

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 45

                            SMITH BARNEY TRUST II*
              (Exact Name of Registrant as Specified in Charter)

                  125 Broad Street, New York, New York 10004
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 800-451-2010

         Robert I. Frenkel, 666 Fifth Avenue, New York, New York 10103
                    (Name and Address of Agent for Service)

                                   Copy to:
            Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                          Boston, Massachusetts 02110


It is proposed that this filing will become effective on February 19, 2002 pursuant to Rule 485(a) under the Securities Act of 1933, as amended.


-------------------------------------------------------------------------------
*This filing relates solely to shares of the Trust's series Smith Barney Principal Protection Fund (formerly, Smith Barney Investors Value Fund).

                               EXPLANATORY NOTE

This filing relates only to the series of Smith Barney Trust II designated as Smith Barney Principal Protection Fund (formerly referred to as Smith Barney Investors Value Fund). This filing changes the name of the fund and its investment policies and objectives, along with other information as noted.

                                   PROSPECTUS





                                  SMITH BARNEY
                              PRINCIPAL PROTECTION
                                      FUND

Class A, B and L Shares

________ __, 2002


The Offering Period is expected to run from ________ __, 2002 through ________ __, 2002. The fund's manager reserves the right to extend the Offering Period to no later than ________ __, 2002. All payments for shares must be received by the end of the Offering Period.







The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                           [Smith Barney         Smith Barney
                           Logo]                 Mutual Funds


                Your Serious Money. Professionally Managed.(SM)

  Investment Products: Not FDIC Insured o No Bank Guarantee o May Lose Value
=============================================================================

SMITH BARNEY PRINCIPAL PROTECTION FUND

CONTENTS

Investments, risks and performance ...........................................

More on the fund's investments ...............................................

The Guarantee ................................................................

Management ...................................................................

Choosing a class of shares to buy ............................................

Comparing the fund's classes .................................................

Sales charges ................................................................

More about deferred sales charges ............................................

Buying shares ................................................................

Exchanging shares ............................................................

Redeeming shares .............................................................

Other things to know about share transactions ................................

Dividends, distributions and taxes ...........................................

Share price ..................................................................

INVESTMENTS, RISKS AND PERFORMANCE

GENERAL INFORMATION ABOUT THE FUND

The Smith Barney Principal Protection Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period.

Offering Period. Shares of the fund will be offered during the Offering Period but will not be offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. The fund will be offered on a continuous basis during the Post Guarantee Period. The Offering Period is expected to run from ________ __, 2002 through ________ __, 2002. The fund's manager reserves the right to extend the Offering Period until no later than ________ __, 2002. All applications and payments to purchase shares must be received by the transfer agent by the end of the Offering Period. During the Offering Period, fund assets will be invested primarily in money market instruments, short-term debt securities and cash.

Guarantee Period. The Guarantee Period will run from the day after the end of the Offering Period through five years from the end of the Offering Period (the "Guarantee Maturity Date"). During the Guarantee Period, the fund seeks some capital growth, while preserving principal. The fund guarantees that the value of each shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's account as of the inception of the Guarantee Period less certain expenses (the "Guarantee") provided that all dividends and distributions received from the fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if a shareholder redeems any shares before the Guarantee Maturity Date, the shareholder's guaranteed amount will be reduced as more fully described below. The shareholder's guaranteed amount also will be reduced by any expenses paid by the fund during the Guarantee Period which are not covered by the Expense Limitation Agreement with the fund's manager. The fund's Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued for the benefit of the shareholders of the fund by [Guarantor] ("[Guarantor]"), a monoline financial guarantor.

Post Guarantee Period. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the fund expects to seek long-term growth of capital through investments primarily in common stocks and other equity securities of large capitalization companies.

GUARANTEE PERIOD OBJECTIVE

During the Guarantee Period, the fund seeks some capital growth, while preserving principal.

KEY INVESTMENTS AND INVESTMENT STRATEGY DURING THE GUARANTEE PERIOD

Under normal market conditions, during the Guarantee Period the fund's assets are allocated between:

o AN EQUITY COMPONENT, consisting primarily of common stocks and other equity securities of large capitalization companies, and a

o  A FIXED INCOME COMPONENT, consisting primarily of U.S. Government securities.

ASSET ALLOCATION The fund's manager, Smith Barney Fund Management LLC, uses a proprietary model to determine, on an ongoing basis, the percentage of assets allocated to the equity component and to the fixed income component. The model evaluates a number of factors, including, but not limited to:

o the market value of the fund's assets as compared to the aggregate guaranteed amount;

o  the prevailing level of interest rates;

o  equity market volatility; and

o  the length of time remaining until the Guarantee Maturity Date.

The model will determine the initial allocation between the equity component and the fixed income component on the first day of the Guarantee Period and will evaluate the allocations on a periodic basis thereafter. Generally, as the market value of the equity component rises, more assets are allocated to the equity component, and as the market value of the equity component declines, more assets are allocated to the fixed income component.

The model may require the fund to have a portfolio turnover rate in excess of 200%. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.

EQUITY COMPONENT The manager will invest the equity component primarily in common stocks of companies with large market capitalizations (over $5 billion in market capitalization at the time of purchase) and in other equity securities. The fund's strategy for its equity component is to combine the efforts of two segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. The equity component consists of a large cap growth segment and a large cap value segment. The target allocations are intended to reflect the approximate proportionate representation betweeen growth and value stocks within broad-based market indices from time to time. As discussed below, these allocations may vary.

Equity selection process. Each segment manager builds a portfolio of stocks which the segment manager believes will allow the fund to participate in favorable equity market conditions while preserving at least the principal amount of the fund.

In order to maintain approximately the target allocations of the fund's assets between the segment managers, the fund's manager will:

o  Divide all daily cash inflows and outflows between the segment managers.

o Rebalance the allocation of securities in the fund's portfolio at any time the percentage of the fund's portfolio invested in either of the large cap growth or large cap value segment's securities diverges by at least 10% from the target allocation for a period of more than 10 days.

In connection with the execution of purchases and sales, each segment may hold temporarily more or fewer assets than represented by its designated segment of the fund's assets. The amount to be invested by the fund in any particular security will be determined by the fund's manager based on the recommendation of the segment managers.

Rebalancing of allocations may result in early recognition of taxable gains and in additional transaction costs. Also, if one segment manager buys a security and another segment manager sells it around the same time, the net position of the fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The manager will consider these costs in determining the allocation and reallocation of assets. Where possible, the manager will try to avoid these transaction costs.

Large cap growth segment. This segment invests primarily in equity securities of companies with large market capitalizations.

The large cap growth segment manager emphasizes individual security selection while diversifying this segment of the fund's investments across industries, which may help to reduce risk. It attempts to identify established large capitalization companies with the highest growth potential and then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the manager attempts to identify the best values available among the growth companies identified.

In selecting individual companies for investment, the manager considers:

o  Favorable earnings prospects
o  Technological innovation
o  Industry dominance
o  Competitive products and services
o  Global scope
o  Long term operating history
o Consistent and sustainable long-term growth in dividends and earnings per share

o  Strong cash flow
o  High return on equity
o  Strong financial condition
o  Experienced and effective management

Large cap value segment. The large cap value segment manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager focuses on established large capitalization companies, seeking to identify those companies with solid growth potential at reasonable values. The manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

In selecting individual companies for investment, the manager looks for:

o  Long-term history of performance
o  Competitive market position
o  Competitive products and services
o  Strong cash flow
o  High return on equity
o  Strong financial condition
o  Experienced and effective management

Leveraging. The fund may borrow from banks up to 50% of its net assets to invest in portfolio securities (leveraging) or for liquidity or investment purposes. The fund may also enter into reverse repurchase agreements and lend portfolio securities, which may also be considered borrowings, and pursuant to which the fund may receive assets to invest in portfolio securities or for liquidity or investment purposes. In addition, the fund may enter into derivative contracts for leverage purposes. Leveraging will exaggerate the effect of any increase or decrease in the value of the securities or other investments in the fund's portfolio relative to its net assets, and, therefore, may increase the fund's volatility.

Other investment companies. The equity component of the fund also may be invested in other investment companies, subject to the limits of the Investment Company Act of 1940, as amended. These investments may include interests in exchange traded funds and unit investment trusts. The return on investments in other investment companies will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies and there will be a layering of certain fees and expenses.

FIXED INCOME COMPONENT The manager tries to select investments for the fixed income component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within one month of the Guarantee Maturity Date. The fixed income component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities of a short- to intermediate-duration (up to 5 years). Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. The fixed income component may include securities called STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The fixed income component may also include corporate bonds rated AA- or higher by Standard and Poor's Corporation and/or Aa3 or higher by Moody's Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.

GUARANTEE PERIOD RISKS The principal risks of an investment in the fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the manager's ability to allocate assets between the equity component and the fixed income component and in selecting investments within each component. Because the fund invests in both stocks and bonds, the fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. However, a shareholder who automatically reinvests all dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than the value of that shareholder's account as of the inception of the Guarantee Period less certain expenses.

Equity component risks. Equity investments involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o  Stock prices decline

o An adverse event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

o  Large cap stocks fall out of favor with investors

o The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular sector or particular stocks proves to be incorrect

o Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or deflation or slowdown of economic growth

Leveraging risks. If the fund purchases portfolio securities with proceeds from bank borrowings or reverse repurchase agreements or engages in other forms of leveraged investments, the net asset value of the fund's shares generally will increase or decrease at a greater rate than would otherwise be the case. Any income or gains earned from a leveraged investment in excess of the costs associated with leveraging (such as interest and other administrative expenses to borrow money) will cause the value of the fund's shares and distributions on the fund's shares to rise more quickly than would otherwise be the case. Conversely, if the income or gains earned from a leveraged investment fails to cover the costs associated with leveraging, the value of the fund's shares and distributions on the fund's shares will fall more quickly than would otherwise be the case. Leverage is speculative and substantially increases the risk of investment in fund shares.

Fixed income component risks. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

If interest rates are low (particularly at the inception of the Guarantee Period), fund assets may be largely invested in the fixed income component in order to increase the likelihood of preserving the value of the fund as measured at the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experience a major decline, the fund's assets may become largely or entirely invested in the fixed income component. In fact, if the value of the equity component were to decline by 30% in a single day, a complete and irreversible reallocation to the fixed income component may occur. In this circumstance, the fund would not participate in any subsequent recovery in the equity markets. Use of the fixed income component reduces the fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. In addition, the terms of a Financial Guaranty Agreement executed in connection with the Guarantee prescribes the manner in which the fund must be managed during the Guarantee Period. Accordingly, the Financial Guaranty Agreement could limit the manager's ability to alter the management of the fund during the Guarantee Period in response to changing market conditions.

Asset allocation risks. The asset allocation process could result in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the fund, may increase the fund's transaction costs and may generate taxable capital gains.

The asset allocation process and sale of fixed-income securities in connection with the transition period may also result in the realization of additional gains to the fund and may therefore also increase the tax liability of shareholders. The fund will distribute any net gains and income to shareholders. These distributions are taxable to shareholders even if the distributions are reinvested in the fund.

SHARES OF THE FUND MAY FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND IF:


O THE FUND INCURS ANY EXPENSES THAT ARE NOT COVERED BY THE EXPENSE LIMITATION AGREEMENT WITH THE FUND'S MANAGER

O  YOU DO NOT AUTOMATICALLY REINVEST DIVIDENDS AND DISTRIBUTIONS

O  YOU REDEEM YOUR SHARES PRIOR TO THE GUARANTEE MATURITY DATE

O  YOU CONTINUE TO HOLD FUND SHARES AFTER THE GUARANTEE MATURITY DATE

For a discussion of additional risks, see "More on the fund's investments" later in this Prospectus.

TRANSITION PERIOD After the Guarantee Maturity Date, the fund will, in the ordinary course of its investment activities, sell any fixed-income securities remaining in its portfolio and purchase equity securities as soon as reasonably practicable, in order to conform its holdings to the fund's Post Guarantee Period investment objective as described below.

POST GUARANTEE PERIOD OBJECTIVE

During the Post Guarantee Period, the fund expects to seek long-term growth of capital.

KEY INVESTMENTS AND INVESTMENT STRATEGY DURING THE POST GUARANTEE PERIOD

During the Post Guarantee Period, the fund's principal investment strategies are expected to be the same as those described above under the equity component of the Guarantee Period.

POST GUARANTEE PERIOD RISKS The principal risks of an investment in the fund during the Post Guarantee Period are expected to be those generally described under "Guarantee Period risks - Equity component risks."

For a discussion of additional risks, see "More on the fund's investments" later in this Prospectus.

WHO MAY WANT TO INVEST

The fund may be an appropriate investment if:

o You are willing to accept reduced participation in the growth potential of the stock market in exchange for a guarantee of principal during the Guarantee Period.

o  You do not require distributions or withdrawals.

o  Your investment horizon is longer term -- at least five years.

FUND PERFORMANCE

Because the fund is a new fund, performance information for the fund is not included in this Prospectus.

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Annual fund operating expense figures are based on estimated expenses for the fiscal period ending October 31, 2002.


                                SHAREHOLDER FEES

--------------------------------------------------- ----------------- ---------------- -----------------
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                        CLASS A           CLASS B          CLASS L
--------------------------------------------------- ----------------- ---------------- -----------------
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)
                                                    5.00%             None             1.00%
--------------------------------------------------- ----------------- ---------------- -----------------
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                             None(1)           5.00%            1.00%
--------------------------------------------------- ----------------- ---------------- -----------------


                                                  ANNUAL FUND OPERATING EXPENSES

--------------------------------------------------- ----------------- ---------------- -----------------
OFFERING PERIOD
                                                        CLASS A           CLASS B          CLASS L
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------- ----------------- ---------------- -----------------
Management fee                                      0.25%             0.25%            0.25%
--------------------------------------------------- ----------------- ---------------- -----------------
Distribution (12b-1) fees
(includes service fees)                             0.25%             1.00%            1.00%
--------------------------------------------------- ----------------- ---------------- -----------------
Guarantee Fee                                       0.00%             0.00%            0.00%
--------------------------------------------------- ----------------- ---------------- -----------------
Other expenses(2)                                   0.20%             0.20%            0.20%
--------------------------------------------------- ----------------- ---------------- -----------------
Total annual fund operating expenses                0.70%             1.45%            1.45%
--------------------------------------------------- ----------------- ---------------- -----------------
Waiver and reimbursements(3)                        ____%             ____%            ____%
--------------------------------------------------- ----------------- ---------------- -----------------
Net annual fund operating expenses                  ____%             ____%            ____%
--------------------------------------------------- ----------------- ---------------- -----------------

--------------------------------------------------- ----------------- ---------------- -----------------
GUARANTEE PERIOD
                                                        CLASS A           CLASS B          CLASS L
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------- ----------------- ---------------- -----------------
Management fee                                      0.50%             0.50%            0.50%
--------------------------------------------------- ----------------- ---------------- -----------------
Distribution (12b-1) fees
(includes service fees)                             0.25%             1.00%            1.00%
--------------------------------------------------- ----------------- ---------------- -----------------
Guarantee Fee                                       ____%             ____%            ____%
--------------------------------------------------- ----------------- ---------------- -----------------
Other expenses(2)                                   0.20%             0.20%            0.20%
--------------------------------------------------- ----------------- ---------------- -----------------
Total annual fund operating expenses                ____%             ____%            ____%
--------------------------------------------------- ----------------- ---------------- -----------------
Waiver and reimbursements(3)                        ____%             ____%            ____%
--------------------------------------------------- ----------------- ---------------- -----------------
Net annual fund operating expenses                  ____%             ____%            ____%
--------------------------------------------------- ----------------- ---------------- -----------------

--------------------------------------------------- ----------------- ---------------- -----------------
POST GUARANTEE PERIOD
                                                        CLASS A           CLASS B          CLASS L
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------- ----------------- ---------------- -----------------
Management fee                                      0.65%             0.65%            0.65%
--------------------------------------------------- ----------------- ---------------- -----------------
Distribution (12b-1) fees


(includes service fees)                             0.25%             1.00%            1.00%
--------------------------------------------------- ----------------- ---------------- -----------------
Guarantee Fee                                       0.00%             0.00%            0.00%
--------------------------------------------------- ----------------- ---------------- -----------------
Other expenses(2)                                   0.20%             0.20%            0.20%
--------------------------------------------------- ----------------- ---------------- -----------------
Total annual fund operating expenses                1.05%             1.85%            1.85%
--------------------------------------------------- ----------------- ---------------- -----------------

(1) You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within
12 months of their purchase, you will pay a deferred sales charge of 1.00%.
(2) The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first fiscal year.
(3) The fund's manager has entered into a written Expense Limitation Agreement with the fund under which it will limit expenses of the fund, excluding expenses such as interest, taxes and extraordinary expenses, subject to possible reimbursement to the manager within three years, to a maximum of ____% in the case of Class A shares and ____% in the case of Class B and Class L shares. The expense limit will continue through at least the Guarantee Maturity Date.

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o  You invest $10,000 in the fund for the periods shown
o  Your investment has a 5% return each year
o  You reinvest all distributions and dividends without a sales charge
o  The fund's operating expenses remain the same


------------------------------------------------------- ----------------------- ----------------------
         NUMBER OF YEARS YOU OWN YOUR SHARES                    1 Year                 3 Years
------------------------------------------------------- ----------------------- ----------------------
Class A
(with or without redemption)                            $____                   $____
------------------------------------------------------- ----------------------- ----------------------
Class B
(redemption at end of period)                           $____                   $____
------------------------------------------------------- ----------------------- ----------------------
Class B
(no redemption)                                         $____                   $____
------------------------------------------------------- ----------------------- ----------------------
Class L
(redemption at end of period)                           $____                   $____
------------------------------------------------------- ----------------------- ----------------------
Class L
(no redemption)                                         $____                   $____
------------------------------------------------------- ----------------------- ----------------------


MORE ON THE FUND'S INVESTMENTS

EQUITY SECURITIES During the Guarantee Period and Post Guarantee Period the fund will invest in equity securities. Equity securities include common stocks traded on an exchange or in the over-the-counter market, preferred stocks, warrants, rights, convertible securities, depositary receipts, trust certificates, limited partnership interests, and shares of other investment companies (including exchange traded funds and unit investment trusts) and real estate investment trusts.

DERIVATIVES During the Guarantee Period and Post Guarantee Period the fund may, but need not, use derivatives, such as futures contracts and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates.

o  As a substitute for buying or selling securities.

o  To enhance the fund's return and as a means of leverage.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. If the fund invests in derivatives, even a small investment can have a big impact on the fund's stock, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and the counterparty may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

FOREIGN INVESTMENTS The fund may invest in foreign securities, including the securities of issuers in emerging market countries. The fund may invest directly in foreign issuers or invest in depositary receipts. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.

Investing in foreign issuers, including emerging market issuers, may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger, more developed countries. These risks are more pronounced to the extent the fund invests in issuers in countries with emerging markets or if the fund invests significantly in one country. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.

o Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the manager may not be able to sell the fund's portfolio securities in amounts and at prices the manager considers reasonable.

o The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading.

o The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession.

o Economic, political and social developments may adversely affect the securities markets.

o Foreign government obligations involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers.

DEBT SECURITIES The fund may invest in debt securities, also called fixed income securities. Debt investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, loan participations and assignments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

Investing in debt securities involves certain risks that may cause the fund not to perform as well as other investments. If interest rates go up, the prices of fixed-income securities may decline, thereby reducing the value of the fund's investments in debt securities. The issuer of a security owned by the fund may default on its obligation to pay principal and/or interest or have its credit rating downgraded. During periods of declining interest rates, there is call or prepayment risk, meaning that the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. During times of rising interest rates, there is extension risk, meaning that the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security.

Sovereign government and supranational debt. The fund may invest in all types of fixed income securities of government issuers in all countries, including emerging markets. These sovereign debt securities may include:

o Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

o Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

o Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

o Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

o Participations in loans between emerging market governments and financial institutions.

o Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Convertible securities. The fund may invest without limitation in convertible securities. Convertible securities, which are debt securities that may be converted into stock, are subject to the market risks of stocks as well as the risks of debt securities.

CASH MANAGEMENT The fund may hold cash pending investment, and may invest in money market instruments, repurchase agreements and reverse repurchase agreements for cash management purposes. During the Offering Period, the fund will invest primarily in money market instruments, short-term debt securities and cash.

PORTFOLIO TURNOVER The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the

SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

The fund's goals and strategies may be changed without shareholder approval.

OTHER RISKS OF INVESTING IN THE FUND If fund assets do not reach $75 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Board reserves the right to liquidate the fund. In that event, the fund will not commence the Guarantee Period, but instead will continue to be invested primarily in money market instruments, short-term debt securities and cash. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A front-end sales load, if applicable) or
(b) the then-current net asset value (NAV) of their shares.

If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV, may be subject to a deferred sales charge and are not eligible for the Guarantee. Any distributions that you receive in the form of cash will reduce your Guarantee, as described later in this Prospectus. Also, certain fund expenses not covered by the Expense Limitation Agreement with the fund's manager, such as interest, taxes and extraordinary expenses are not covered by the Guarantee.

In addition, there is the risk of default by [Guarantor] that could lead to the loss of principal at the conclusion of the Guarantee Period.

THE GUARANTEE

The fund seeks to provide investors with some of the upside earnings potential available in rising equity markets, but also provides a hedge against a falling equity marketplace. The fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Offering Period, and thereafter will be adjusted downward to reflect any dividends and distributions made by the fund. A shareholder who automatically reinvests all these dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the end of the Offering Period, less certain expenses, if any, not covered by the Expense Limitation Agreement with the fund's manager (the "Guaranteed Amount"). The fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from [Guarantor] pursuant to a financial guarantee insurance policy issued by [Guarantor] for the benefit of the shareholders of the fund. The fund will pay to [Guarantor] a fee equal to ____% of the average daily net assets of the fund during the Guarantee Period for providing the financial guarantee insurance policy. If, on the Guarantee Maturity Date, the actual NAV per share is less than the Guarantee per Share, [Guarantor] will pay to the fund an amount sufficient to ensure that each shareholder may redeem his or her shares for an amount no less than his or her Guaranteed Amount. If the Guarantee results in a payment to the fund and a shareholder does not redeem any of his or her shares before the Guarantee Maturity Date, the value of the shareholder's account on the Guarantee
Maturity Date will be increased by the applicable amount of the Guarantee covering his or her shares of the fund. During the Post Guarantee Period your investment in the fund will no longer be subject to the Guarantee and the value of your investment may fluctuate. See the SAI or call 1-800-451-2010 for additional details regarding the Guarantee.

In summary, if you maintain your fund investment through the Guarantee Maturity Date, make no redemptions, and reinvest all dividends and distributions, you will be entitled to redeem your shares held as of the Guarantee Maturity Date for:

o the amount you paid for your shares minus any up-front sales charges plus
o your share of the fund's net income during the Offering Period (assuming you bought your shares before the end of the Offering Period) minus
o your share of any fund expenses during the Guarantee Period that are not covered by the Expense Limitation Agreement with the fund's manager.

EXAMPLE Assume you invested $20,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 5.00%, $19,000 will be invested in Class A shares and you will have 1,900 shares in your account.

Assume further that the end of Offering Period is ________ __, 2002 and that at that time, the NAV for Class A shares has increased to $10.02 per share due to interest earned by the fund during the Offering Period. Your Guaranteed Amount is based on the NAV determined on the evening of ________ __, 2002. To calculate your full guarantee, multiply the shares you own on ________ __, 2002 by the NAV per share for your class of shares on ________ __, 2002. Using our example:


    Shares you own on ________ __, 2002                          1,900.000
    NAV per share of Class A shares on ________ __, 2002         x$10.02
                                  ---------
    Your Guaranteed Amount as of ________ __,2002                $19,038
                                  ---------

As long as you reinvest all your dividends and distributions and make no withdrawals prior to the Guarantee Maturity Date, your Guaranteed Amount will not change during the Guarantee Period, except that it will be reduced to the extent the fund incurs expenses that are not covered by the Expense Limitation Agreement with the fund's manager.

Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the fund, he or she will then hold fewer shares at the then-current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. Redemptions made from the fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a deferred sales charge (which is not covered by the Guarantee).

The Guarantee per Share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that the shareholder was entitled to before the dividend or distribution was made.

EXAMPLE Assume you reinvest your dividends and distributions. The number of shares you own in the fund will increase at each declaration date. Although the number of shares in your account increases, and the Guarantee per Share decreases, your Guaranteed Amount does not change as a result of the dividend or distribution.

Using our example, assume it is now ________ __, 2002 and the fund declares a dividend of $0.15 per share. Also, assume (just for this example) that the Class A NAV is $11.25 per share at the end of the day on ________ __, 2002.

To recalculate your Guarantee per Share:

1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,900 shares by $0.15 per share to arrive at $285.00.

2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $285.00 divided by $11.25 works out to 25.33 additional shares.

3. Adjust your account for your additional shares. Add 1,900 and 25.33 to arrive at your new share balance of 1,925.33.

4. Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $19,038 by 1,925.33 shares to arrive at the new Guarantee per Share of $9.8882.

5.  Your Guaranteed Amount still equals $19,038.

This calculation is repeated every time the fund declares a dividend. Although shareholders can perform this calculation themselves, the fund will recalculate the Guarantee per Share for each class of shares whenever the fund declares a dividend. Shareholders will be informed of the new Guarantee per Share, but they can obtain this information at any time by calling 1-800-451-2010.

See "Dividends, Distribution and Taxes - Guarantee" for additional details regarding the financial guarantee.

MANAGEMENT

MANAGER The fund's investment manager is Smith Barney Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 125 Broad Street, New York, New York 10004. The manager selects the fund's investments, oversees its operations and provides administrative services to the fund. The manager and Salomon Smith Barney are subsidiaries of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the fund. However, in making investment decisions for the fund, the fund's manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the fund.

PORTFOLIO MANAGEMENT DURING THE GUARANTEE PERIOD

EQUITY COMPONENT Alan Blake is responsible for the day-to-day management of the large cap growth segment of the fund during the Guarantee and Post Guarantee Periods. Mr. Blake is an investment officer of the manager and is a managing director of Salomon Smith Barney.

John B. Cunningham, managing director since 2001, is responsible for the day-to-day management of the large cap value segment of the fund during the Guarantee and Post Guarantee Periods. Mr. Cunningham joined Salomon Brothers Asset Management Inc, an affiliate of the manager, as an analyst in 1995. In 1997, he became a co-portfolio manager and in 1998, a lead portfolio manager. Mr. Cunningham has 12 years of financial industry experience.

FIXED INCOME COMPONENT AND ASSET ALLOCATION Sandip Bhagat serves as the strategist for the fund and his team is responsible for the fixed income component and the allocation of fund assets between the equity and fixed income components. Mr. Bhagat is a Managing Director of Salomon Smith Barney and the President of Travelers Investment Management Company.

MANAGEMENT FEE The manager will be paid a management fee equal to 0.25% of the fund's average daily net assets during the Offering Period, a fee equal to 0.50% of the fund's average daily net assets during the Guarantee Period and a fee equal to 0.65% of the fund's average daily net assets during the Post Guarantee Period.

SERVICE PLANS The fund has adopted a Rule 12b-1 service plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Travelers Bank & Trust, fsb serves as the fund's transfer agent and shareholder servicing agent. The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and Primerica Shareholder Services to serve as the fund's sub-transfer agents. The sub-transfer agents will perform certain functions including shareholder record keeping and accounting services.

CHOOSING A CLASS OF SHARES TO BUY

You can choose among three classes of shares: Classes A, B, and L. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts during the Offering and/or Post Guarantee Periods, buying Class A shares may help you reduce sales charges and ongoing expenses.

o For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o Certain broker-dealers, financial intermediaries, financial institutions or a distributor's financial consultants (each called a "Service Agent")

o The fund, but only if you are investing through certain qualified plans or certain Service Agents.

For more information about whether you may be able to buy shares directly from the fund, contact your Service Agent or consult the SAI.

All classes of shares are not available through all Service Agents. You should consult your Service Agent for further information.

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.



------------------------------------- ----------------------------------- -----------------------------------
                                                   INITIAL                            ADDITIONAL
------------------------------------- ----------------------------------- -----------------------------------
                                                 All Classes                         All Classes
------------------------------------- ----------------------------------- -----------------------------------
General                                             $1,000                               $50
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                                            $ 250                                $50
------------------------------------- ----------------------------------- -----------------------------------
Qualified Retirement
Plans*                                               $ 25                                $25
------------------------------------- ----------------------------------- -----------------------------------
Simple IRAs                                          $ 1                                 $ 1
------------------------------------- ----------------------------------- -----------------------------------
Monthly Systematic
------------------------------------- ----------------------------------- -----------------------------------


Investment Plans**                                   $ 25                                $25
------------------------------------- ----------------------------------- -----------------------------------
Quarterly Systematic
Investment Plans**                                   $ 50                                $50
------------------------------------- ----------------------------------- -----------------------------------


*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401
(k) plans.
**Only available during the Post Guarantee Period.

COMPARING THE FUND'S CLASSES

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.



                         CLASS A                     CLASS B                  CLASS L

KEY FEATURES             o Initial sales charge      o No initial sales       o Initial sales
                                                       charge                   charge is lower
                         o You may qualify           o Deferred sales           than Class A
                           for reduction or            charge declines over   o Deferred sales
                           waiver of initial           time                     charge for only
                           sales charge              o Converts to Class A      one year
                         o Lower annual                after eight years      o Higher annual
                           expenses than             o Higher annual            expenses than
                           Class B and Class           expenses than Class A    Class A
                           L
INITIAL SALES            Up to 5.00%;                None                     1.00%
CHARGE                   reduced or waived
                         for large purchases
                         and certain
                         investors.  No
                         charge for
                         purchases of
                         $1,000,000 or more

DEFERRED SALES           1.00% on purchases          Up to 5.00% charged      1.00% if you
CHARGE                   of $1,000,000 or            when you redeem          redeem within
                         more if you redeem          shares. The charge is    one year of
                         within one year of          reduced over time and    purchase
                         purchase                    there is no deferred
                                                     sales charge after six
                                                     years

ANNUAL                   0.25% of average            1.00% of average         1.00% of average
DISTRIBUTION AND         daily net assets            daily net assets         daily net assets
SERVICE FEES

EXCHANGEABLE INTO*       Class A shares of           Class B shares of most   Class L shares of
                         most Smith Barney           Smith Barney funds       most Smith
                         funds                                                Barney funds


-----------------------
* Exchanges into other Smith Barney Funds only are permitted during the Post Guarantee Period. Ask your Service Agent for the Smith Barney funds available for exchange.

SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of broker/ dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees that Service Agents that sell shares of the fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.



-------------------------------------------------------------------------------------------------------------
                                           Sales charge as a % of
-------------------------------------------------------------------------------------------------------------
                                                                                     Broker/dealer
                                        Offering price      Net amount invested (%)  commission as a % of
Amount of purchase                      (%)                                          offering price
--------------------------------------- ------------------- ------------------------ ------------------------
Less than $25,000                       5.00                5.26                     4.50
--------------------------------------- ------------------- ------------------------ ------------------------
$25,000 but less than $50,000           4.25                4.44                     3.83
--------------------------------------- ------------------- ------------------------ ------------------------
$50,000 but less than $100,000          3.75                3.90                     3.38
--------------------------------------- ------------------- ------------------------ ------------------------
$100,000 but less than $250,000         3.25                3.36                     2.93
--------------------------------------- ------------------- ------------------------ ------------------------
$250,000 but less than $500,000         2.75                2.83                     2.48
--------------------------------------- ------------------- ------------------------ ------------------------
$500,000 but less than $1,000,000       2.00                2.04                     1.80
--------------------------------------- ------------------- ------------------------ ------------------------
$1,000,000 or more                      -0-                 -0-                      up to 1.00
--------------------------------------- ------------------- ------------------------ ------------------------


INVESTMENTS OF $1,000,000 OR MORE You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege -- lets you combine the current value of Class A shares owned

o  by you, or

o  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent -- lets you purchase Class A shares of the fund during the Offering and Post Guarantee Periods and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

o    Employees of NASD members

o Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup

o Investors who redeemed the same number of Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the SAI.

CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. No deferred sales charge will be paid by investors who redeem their fund shares purchased during the Offering Period on or after the Guarantee Maturity Date. The rate of the deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase        1st   2nd   3rd   4th   5th   6th through 8th
Deferred sales charge      5%    4%    3%    2%    1%           0%


Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares that they sell, except for sales exempt from the deferred sales charge. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares that they are servicing.

CLASS B CONVERSION After eight years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:



------------------------------------- ----------------------------------- -----------------------------------
                                      SHARES ISSUED:                      SHARES ISSUED:
SHARES ISSUED                         ON REINVESTMENT OF DIVIDENDS        UPON EXCHANGE FROM ANOTHER
AT INITIAL PURCHASE                   AND DISTRIBUTIONS                   SMITH BARNEY FUND

------------------------------------- ----------------------------------- -----------------------------------
Eight years after the date of         In the same proportion as the       On the date the shares originally
purchase                              number of Class B shares            acquired would have converted
                                      converting is to total Class B      into Class A shares
                                      shares you own (excluding shares
                                      issued as dividends)

------------------------------------- ----------------------------------- -----------------------------------


CLASS L SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you held Class C shares of any Smith Barney fund on June 12, 1998, you will not pay an initial sales charge on any Class L shares of the fund you buy before June 22, 2002.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares that they sell. Starting in the thirteenth month after purchase, Service Agents also will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares serviced by them.

MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o  Shares exchanged for shares of another Smith Barney fund

o  Shares representing reinvested distributions and dividends

o  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

o  On payments made through certain systematic withdrawal plans

o  On certain distributions from a retirement plan

o  For involuntary redemptions of small account balances

o  For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

BUYING SHARES

All applications to purchase shares during the Offering Period must be received by the transfer agent no later than ________ __, 2002 (________ __, 2002 in the case of IRA rollovers) or a later date determined by the fund's manager. Monies received after ________ __, 2002 or such later date, as appropriate, will not be invested in the fund, except under special circumstances as determined by the fund's Board. If you are purchasing fund shares through your investment professional, he or she will guide you through the process of opening an account, as follows.

Through a Service Agent

You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected:

o  Class of shares being bought

o  Dollar amount or number of shares being bought

Your Service Agent may charge an annual account maintenance fee.

Through the fund

Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

o  Write to the fund at the following address:

   Smith Barney Principal Protection Fund
   (Specify class of shares)
   c/o PFPC Global Fund Services
   P.O. Box 9699
   Providence, RI  02940-9699

o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

o For more information, call Smith Barney Shareholder Services at 1-800-451-2010.

Through a systematic investment plan

During the Post Guarantee Period you may authorize your Service Agent or a sub-transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or

(iii) certain money market funds, in order to buy shares on a regular basis.

o  Amounts transferred must be at least: $25 monthly or $50 quarterly.

o If you do not have sufficient funds in your account on a transfer date, your Service Agent or the applicable sub-transfer agent may charge you a fee.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

EXCHANGING SHARES

Smith Barney offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors

You should contact your Service Agent to exchange into other Smith Barney funds. EXCHANGES INTO OTHER SMITH BARNEY FUNDS ARE PERMITTED ONLY DURING THE POST GUARANTEE PERIOD. Be sure to read the prospectus of the Smith Barney fund into which you are exchanging. An exchange is a taxable transaction.

o You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.

o Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.

o Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements (except for systematic investment plan investments), and all shares are subject to the other requirements of the fund into which exchanges are made.

o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, your sales charge will not be reduced.

By telephone

If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.

By mail

If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at the address on the following page.

REDEEMING SHARES

Generally

Fund shares may be redeemed by shareholders at any time during the life of the fund. However, redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV, less any applicable deferred sales charge, and are not eligible for the Guarantee.

Contact your Service Agent to redeem shares of the fund.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will normally be sent within three business days after your request is received in good order, but in any event within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record

By mail

For clients of a PFS Investments Registered Representative, write Primerica Shareholder Services at the following address:

     Primerica Shareholder Services
     P.O. Box 9662
     Providence, RI  02940-5016

For all other investors, send your written requests to PFPC Global Fund Services at the following address:

     Smith Barney Principal Protection Fund
     (Specify class of shares)
     c/o PFPC Global Fund Services
     P.O. Box 9699
     Providence, RI  02940-9699

Your written request must provide the following:

o  The name of the fund and account number

o  The class of shares and the dollar amount or number of shares to be redeemed

o  Signatures of each owner exactly as the account is registered

By telephone

If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

Your redemption proceeds can be sent by check to your address of record or by wire to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. A sub-transfer agent may charge a fee on wire transfers.

Automatic cash withdrawal plans

During the Post Guarantee Period you can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1.00% per month of the value of your shares subject to a deferred sales charge. The following conditions apply:

o  Your shares must not be represented by certificates

o  All dividends and distributions must be reinvested

For more information, contact your Service Agent or consult the SAI.

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

o  Name of the fund

o  Account number

o  Class of shares being bought, exchanged or redeemed

o  Dollar amount or number of shares being bought, exchanged or redeemed

o  Signature of each owner exactly as the account is registered

The transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

o  Are redeeming over $50,000

o Are sending signed share certificates or stock powers to the applicable sub-transfer agent

o Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account

o  Changed your account registration

o  Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

o  Suspend the offering of shares

o  Waive or change minimum and additional investment amounts

o  Reject any purchase or exchange order

o  Change, revoke or suspend the exchange privilege

o  Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS If your account falls below $500 ($250 for IRA accounts) during the Offering or Post Guarantee Periods because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder during the Post Guarantee Period.

SHARE CERTIFICATES The fund does not issue share certificates.

RECORD OWNERSHIP If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, you Service Agent may nonetheless vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS The fund generally declares and pays dividends annually and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. You do not pay a sales charge on reinvested distributions or dividends. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Both dividends and capital gains distributions are paid by the fund on a per share basis. As a result, at the time of a payment, the share price (or NAV per share) and the Guarantee per Share of the fund will be reduced by the amount of the payment.

Unless you instruct the fund otherwise, dividends and distributions paid by the fund will be reinvested in additional shares of the fund. An election to have all dividends and distributions paid in cash will reduce the Guarantee as described above.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events. The Guaranteed Amount does not include taxes owed or paid by a shareholder as a result of any of these taxable events.



------------------------------------------------------ -----------------------------------------------------
TRANSACTION                                            FEDERAL TAX STATUS

------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
Redemption or exchange of shares                       Usually capital gain or loss; long-term only if shares
                                                       owned more than one year
------------------------------------------------------ -----------------------------------------------------
Long-term capital gain distributions                   Long-term capital gain
------------------------------------------------------ -----------------------------------------------------
Short-term capital gain distributions                  Ordinary income
------------------------------------------------------ -----------------------------------------------------
Dividends                                              Ordinary income
------------------------------------------------------ -----------------------------------------------------


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

The asset allocation process may result in the realization of additional gains. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in fund shares. Shareholders may receive taxable distributions of income from investments included in the fixed income component even in situations where the fund has capital losses from investments in the equity component. If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

GUARANTEE If it is necessary for [Guarantor] to make a payment to the fund, this payment will likely be considered a capital gain to the fund. Such a gain would have to be distributed to shareholders except to the extent that it may be offset by any allowable capital losses.

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Shares of the fund may be purchased only during the Offering and Post Guarantee Periods. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, the fund may price those securities at fair value. The fund may also use fair value to price securities if a significant event occurs between the time at which a market price is determined but prior to the time at which the fund's net asset value is calculated. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before that sub-transfer agent's close of business.

[Smith Barney            SMITH BARNEY
Logo]                    MUTUAL FUNDS

Your Serious Money. Professionally Managed.(SM)

SMITH BARNEY
PRINCIPAL PROTECTION FUND

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the applicable sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address:
PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor any distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)  Your Serious Money. Professionally
      Managed. is a service mark of
      Salomon Smith Barney Inc.

(Investment Company Act file no. 811-4007)
FD0   /02

                                                                   Statement of
                                                         Additional Information
                                                             ____________, 2002


SMITH BARNEYSM PRINCIPAL PROTECTION FUND

(A Member of the Smith BarneySM Family of Funds)

Smith Barney Principal Protection Fund (the "fund") is a series of Smith Barney Trust II (the "trust"). The trust is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The address and telephone number of the trust are 125 Broad Street, New York, New York 10004, (800) 451-2010.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



TABLE OF CONTENTS                                                       PAGE

  1. The Trust...........................................................__

  2. Investment Objective................................................__

  3. Description of Permitted Investments and Investment Practices.......__

  4. The Asset Allocation Process........................................__

  5. Investment Restrictions.............................................__

  6. Performance Information and Advertising.............................__

  7. Determination of Net Asset Value; Valuation of Securities...........__

  8. Additional Information on the Purchase and Sale

     of Fund Shares and Shareholder Programs.............................__

  9. Management..........................................................__

10.  Portfolio Transactions..............................................__

11.  Description of Shares, Voting Rights and Liabilities................__

12.  Tax Matters.........................................................__

13.  Financial Statements................................................__

This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the fund's Prospectus, dated ____, 2002, by which shares of the fund are offered. This Statement of Additional Information should be read in conjunction with the Prospectus. An investor may obtain copies of the fund's Prospectus and Annual and Semi-Annual Reports without charge by contacting certain financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that sell shares of the fund, by calling the fund's sub-transfer agents (Primerica Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004. Because the fund is new, it has not issued any Annual or Semi-Annual Reports as of the date of this Statement of Additional Information.



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1. THE TRUST

Smith Barney Trust II is an open-end management investment company that was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The trust was called CitiFunds Trust II prior to April 24, 2001 and Landmark Funds II prior to January 7, 1998. This Statement of Additional Information describes shares of Smith Barney Principal Protection Fund, which is a series of the trust. References in this Statement of Additional Information to the "Prospectus" of the fund are to the Prospectus dated ____, 2002.

The fund is a diversified fund. The fund is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations thereunder, and exemptive orders granted under such Act. Under the 1940 Act, a diversified management investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

The fund offers three classes of shares, referred to as Class A, Class B and Class L shares.

Smith Barney Fund Management LLC (the "manager") is the investment manager to the fund. The manager manages the investments of the fund from day to day in accordance with the fund's investment objectives and policies. The selection of investments for the fund and the way it is managed depend on the conditions and trends in the economy and the financial marketplaces. The manager also provides certain administrative services to the fund.

Shares of the fund are continuously sold by Salomon Smith Barney Inc. ("Salomon Smith Barney") and PFS Distributors, Inc. ("PFS Distributors") (together, the "distributors"), the fund's distributors. Shares may be purchased from the fund's distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "service agents"). The distributors and service agents may receive fees from the fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act.

                            2. INVESTMENT OBJECTIVE

The investment objective of the fund during the Guarantee Period is to seek some capital growth while preserving principal. During the Post Guarantee Period, the fund expects to seek long-term growth of capital.

Of course, there can be no assurance that the fund will achieve its objective.

The fund's Prospectus contains a discussion of the principal investment strategies of the fund and the principal risks of investing in the fund. The following supplements the information contained in the Prospectus concerning the investment policies and techniques of the fund.

The policies described herein and those described below under "Description of Permitted Investments and Investment Practices" are not fundamental and may be changed without shareholder approval.

Certain investment restrictions of the fund described below under "Investment Restrictions" are fundamental and cannot be changed with respect to the fund without approval by the shareholders of the fund.

                    3. DESCRIPTION OF PERMITTED INVESTMENTS
                            AND INVESTMENT PRACTICES

The fund may, but need not, invest in all of the investments and utilize all of the investment techniques described below and in the Prospectus. The fund has an Offering Period, a Guarantee Period and a Post Guarantee Period and may not invest in all of these investments during each Period. During the Offering Period, fund assets will be invested primarily in money market instruments, short-term debt securities and cash.

The selection of investments and the utilization of investment techniques depend on, among other things, the manager's investment strategies for the fund, conditions and trends in the economy and financial markets and investments being available on terms that, in the manager's opinion, make economic sense.

BANK OBLIGATIONS

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations.

Investors should also be aware that securities issued or guaranteed by foreign banks, foreign branches of U.S. banks, and foreign government and private issuers may involve investment risks in addition to those relating to domestic obligations. See "Foreign Securities." The fund will not purchase bank obligations which the manager believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to the fund's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to the fund's investments, the effect may be to reduce the income received by the fund on such investments.

Bank obligations that may be purchased by the fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

COMMERCIAL PAPER

Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

COMMON STOCKS

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

PREFERRED STOCKS AND CONVERTIBLE SECURITIES

Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The fund may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

WARRANTS

The fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

REAL ESTATE INVESTMENT TRUSTS

The fund may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. The fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. The are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor is subject to a duplicate level of fees if the fund invests in REITs.

FOREIGN SECURITIES

Investors should recognize that investing in the securities of foreign issuers involves special considerations which are not typically associated with investing in the securities of U.S. issuers. Investments in securities of foreign issuers may involve risks arising from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of the fund. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors.

Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect the fund. In addition, if a deterioration occurs in the country's balance of payments, it could impose temporary restrictions on foreign capital remittances. Investing in local markets in emerging market countries may require the fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the fund.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the fund's income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy.

In addition, there may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default in any such foreign obligations, it may be more difficult for the fund to obtain or enforce a judgment against the issuers of such obligations.

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and consequently, the value of certain securities held in the fund's portfolio.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the fund and may have an adverse impact on the investment performance of the fund.

There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

With respect to investments in certain emerging market countries, different legal standards may have an adverse impact on the fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the fund's ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict the fund's investments in certain foreign banks and other financial institutions.

The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the fund. For example, the fund may be required in some countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the fund. Re-registration may in some instances not occur on a timely basis, resulting in a delay during which the fund may be denied certain of its rights as an investor.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in the fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the fund to forego attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in the value of such portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Rules adopted under the 1940 Act permit the fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be "eligible foreign sub-custodians," as defined in the 1940 Act, for the fund, in which event the fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or which may result in the fund's incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the fund to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Depositary Receipts. The fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world.

ADRs are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The fund may invest in ADRs through both sponsored and unsponsored arrangements.

Obligations of Supranational Entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the World Bank, the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Such supranational issued instruments may be denominated in multi-national currency units. Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

DERIVATIVES

The fund may use various investment strategies described below to hedge market risks (such as broad or specific market movements, interest rates and currency exchange rates), to manage the effective maturity or duration of debt instruments held by the fund, or to seek to increase the fund's income or gain.

The fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and over-the-counter put and call options on securities, currencies, futures contracts, indices and other financial instruments, and the fund may enter into interest rate transactions, equity swaps and related transactions, invest in indexed debt securities and other similar transactions which may be developed to the extent the manager determines that they are consistent with the fund's investment objective and policies and applicable regulatory requirements (collectively, these transactions are referred to as "Derivatives"). The fund's interest rate transactions may take the form of swaps, caps, floors and collars, and the fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies.

The fund is not a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")), and Derivatives involving futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging purposes, provided that the fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and losses on existing contracts provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation. The use of certain Derivatives in certain circumstances will require that the fund segregate cash or other liquid assets to the extent the fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the manager's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in significantly greater losses than if it had not been used. See "Risk Factors" below. The degree of the fund's use of Derivatives may be limited by certain provisions of the Internal Revenue Code.

Currency Transactions. The fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and over-the-counter ("OTC") options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." The fund may enter into currency transactions only with counterparties that the manager deems to be creditworthy.

The fund may enter into forward currency exchange contracts when the manager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar. In those circumstances, the fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the fund's portfolio securities denominated in such currency. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the fund, which will generally arise in connection with the purchase or sale of the fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. The fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

The fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund's securities denominated in linked currencies.

Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If the fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Futures Contracts. The fund may trade futures contracts: (1) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (2) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount). The fund is not a commodity pool, and, where permitted, will use futures contracts and options thereon solely: (i) for bona fide hedging purposes; and (ii) for other purposes in amounts permitted by the rules and regulations promulgated by the CFTC. The fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The fund will not enter into a futures contract or option thereon other than for bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums required to maintain permissible non-bona fide hedging positions in futures contracts and options thereon would exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and losses on existing contracts; however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The value of all futures contracts sold by the fund (adjusted for the historical volatility relationship between the fund and the contracts) will not exceed the total market value of the fund's securities. In addition, the value of the fund's long futures and options positions (futures contracts on stock or bond indices, interest rates or foreign currencies and call options on such futures contracts) will not exceed the sum of: (a) liquid assets segregated for this purpose; (b) cash proceeds on existing investments due within thirty days; and (c) accrued profits on the particular futures or options positions. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts."

Interest Rate Futures Contracts. The fund may enter into interest rate futures contracts in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if the fund owns bonds, and interest rates are expected to increase, the fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the fund would increase at approximately the same rate, thereby keeping the net asset value of each class of the fund from declining as much as it otherwise would have. The fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the fund to maintain a defensive position without having to sell its portfolio securities.

Similarly when the manager expects that interest rates may decline, the fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, the fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized. At that time, the fund could make the intended purchase of the bonds in the cash market and the futures contracts could be liquidated.

At the time of delivery of securities pursuant to an interest rate futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may have a shorter term than the term of the futures contract and, consequently, may not in fact have been issued when the futures contract was entered.

Options. In order to hedge against adverse market shifts or to increase income or gain, the fund may purchase put and call options or write "covered" put and call options on futures contracts on stock indices, interest rates and currencies. In addition, in order to hedge against adverse market shifts or to increase its income, the fund may purchase put and call options and write "covered" put and call options on stocks, stock indices and currencies. The fund may utilize options on currencies in order to hedge against currency exchange rate risks. A call option is "covered" if, so long as the fund is obligated as the writer of the option, it will: (i) own the underlying investment subject to the option; (ii) own securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; (iii) own a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written or (iv) deposit with its custodian in a segregated account liquid assets having a value equal to the excess of the value of the security or index that is the subject of the call over the exercise price. A put option is "covered" if, to support its obligation to purchase the underlying investment if a put option that the fund writes is exercised, the fund will either (a) deposit with its custodian in a segregated account liquid assets having a value at least equal to the exercise price of the underlying investment or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying investment having the same exercise prices and expiration dates as those written by the fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying investment) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account). Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction, as described below.

In all cases except for certain options on interest rate futures contracts, by writing a call, the fund will limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the fund's obligation as writer of the option continues. By writing a put, the fund will limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the fund's obligation as writer of the option continues. Upon the exercise of a put option written by the fund, the fund may suffer an economic loss equal to the difference between the price at which the fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the fund, the fund may suffer an economic loss equal to an amount not less than the excess of the investment's market value at the time of the option exercise over the fund's acquisition cost of the investment, less the sum of the premium received for writing the option and the positive difference, if any, between the call price paid to the fund and the fund's acquisition cost of the investment.

In all cases except for certain options on interest rate futures contracts, in purchasing a put option, the fund will seek to benefit from a decline in the market price of the underlying investment, while in purchasing a call option, the fund will seek to benefit from an increase in the market price of the underlying investment. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying investment remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying investment must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs.

In the case of certain options on interest rate futures contracts, the fund may purchase a put option in anticipation of a rise in interest rates, and purchase a call option in anticipation of a fall in interest rates. By writing a covered call option on interest rate futures contracts, the fund will limit its opportunity to profit from a fall in interest rates. By writing a covered put option on interest rate futures contracts, the fund will limit its opportunity to profit from a rise in interest rates.

The fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The fund may enter into a closing purchase transaction in which the fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the fund sells an option having the same terms as the option it had purchased. A covered option writer unable to effect a closing purchase transaction will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer will be subject to the risk of market decline in the underlying security during such period. Should the fund choose to exercise an option, the fund will purchase in the open market the securities, commodities or commodity futures contracts underlying the exercised option.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Derivatives involving options require segregation of fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. The fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The fund's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "counterparties" and individually referred to as a "counterparty") through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that the fund will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the manager must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. The fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that the manager deems to be creditworthy. In the absence of a change in the current position of the staff of the Securities and Exchange Commission (the "SEC"), OTC options purchased by the fund and the amount of the fund's obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

If the fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the fund or will increase the fund's income. Similarly, the sale of put options can also provide gains for the fund.

The fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the fund must be "covered" (that is, the fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the fund will receive the option premium to help protect it against loss, a call sold by the fund will expose the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument that it might otherwise have sold.

The fund reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the fund's investment objective and the restrictions set forth herein.

The fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. In selling put options, the fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

(a) Options on Stocks and Stock Indices. The fund may purchase put and call options and write covered put and call options on stocks and stock indices listed on domestic and foreign securities exchanges in order to hedge against movements in the equity markets or to increase income or gain to the fund. In addition, the fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Currently, options traded include the Standard & Poor's 100 Index of Composite Stocks, Standard & Poor's 500 Index of Composite Stocks (the "S&P 500 Index"), the New York Stock Exchange Composite Index, the American Stock Exchange ("AMEX") Market Value Index, the National Over-the-Counter Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the manager expects general stock market prices to rise, the fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the manager expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the fund's position in such put option or futures contract.

(b) Options on Currencies. The fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain.

(c) Options on Futures Contracts. The fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the fund.

If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Interest Rate and Equity Swaps and Related Transactions. The fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. The fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the fund's portfolio, or against an increase in the price of the securities which it plans to purchase, or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by the fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

The fund may enter into interest rate and equity swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each interest rate or equity swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the fund's custodian in accordance with procedures established by the board of trustees. If the fund enters into an interest rate or equity swap on other than a net basis, the fund will maintain a segregated account in the full amount accrued on a daily basis of the fund's obligations with respect to the swap. The fund will only enter into interest rate and equity swap, cap, floor or collar transactions with counterparties the manager deems to be creditworthy. The manager will monitor the creditworthiness of counterparties to its interest rate and equity swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The manager has determined that, as a result, the swap market is liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells caps, floors and collars it will maintain in a segregated account cash and/or, cash equivalents or other liquid high grade debt securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the fund's obligations with respect to the caps, floors or collars. The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The liquidity of swap agreements will be determined by the manager based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed within the percentage restriction on investments in securities that are not readily marketable.

The fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If the fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement. See "Use of Segregated and Other Special Accounts" below.

There is no limit on the amount of interest rate and equity swap transaction that may be entered into by the fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and equity swaps is limited to the net amount of payments that the fund is contractually obligated to make, if any. The effective use of swaps and related transactions by the fund may depend, among other things, on the fund's ability to terminate the transactions at times when the manager deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the fund and counterparties to the transactions, the fund's ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the fund does not, or cannot, terminate such a transaction in a timely manner, the fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the fund's risk of loss is the net amount of payments that the fund contractually is entitled to receive, if any. The fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Indexed Securities. The fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S.

dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Combined Transactions. The fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single Derivative, as part of a single or combined strategy when, in the judgment of the manager, it is in the best interests of the fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the fund based on the manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund management objective.

Risk Factors. Derivatives have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the manager's view as to certain market movements is incorrect, the risk that the use of the Derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to the fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause the fund to hold a security it might otherwise sell.

The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of the fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, the fund might not be able to close out a transaction without incurring substantial losses. Although the fund's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to the fund that might result from an increase in value of the position. There is also the risk of loss by the fund of margin deposits in the event of bankruptcy of a broker with whom the fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by the fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the fund did not invest in options.

As is the case with futures and options strategies, the effective use of swaps and related transactions by the fund may depend, among other things, on the fund's ability to terminate the transactions at times when the manager deems it desirable to do so. To the extent the fund does not, or cannot, terminate such a transaction in a timely manner, the fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

Losses resulting from the use of Derivatives will reduce the fund's net asset value, and possibly income, and the losses can be greater than if Derivatives had not been used.

Risks of Derivatives Outside the United States. When conducted outside the United States, Derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Use of many Derivatives by the fund will require, among other things, that the fund segregate liquid assets with its custodian, or a designated sub-custodian, to the extent the fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be segregated with the custodian or subcustodian in accordance with procedures established by the board of trustees. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the fund, for example, will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the fund will require the fund to segregate liquid high grade debt obligations equal to the exercise price. Except when the fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to the fund's obligations or to segregate liquid high grade debt obligations equal to the amount of the fund's obligations.

OTC options entered into by the fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the fund will not be required to do so. As a result, when the fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option on a futures contract, the fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating liquid assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. The fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of liquid assets having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of liquid assets with a value equal to the fund's net obligation, if any.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related Derivatives. The fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

FIXED-INCOME SECURITIES

Changes in market yields will affect the fund's net asset value as prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.

While debt securities carrying the fourth highest quality rating ("Baa" by Moody's or "BBB" by S&P) are considered investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such debt securities lack outstanding investment characteristics and in fact have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the fund would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a "call option" and redeems the security during a time of declining interest rates, the fund may realize a capital loss on its investment if the security was purchased at a premium and the fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the fund.

HIGH YIELD SECURITIES

The fund may invest in convertible and non-convertible securities of this type. High yield securities are securities rated below Baa by Moody's or BBB by S&P. These securities may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness, and lack of liquidity in the secondary trading market.

Under rating agency guidelines, medium-and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium-and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or are in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could reduce the value of securities held by the fund with a commensurate effect on the value of the fund's shares.

Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The ratings of Moody's and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.

The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of the fund to dispose of particular portfolio investments, may adversely affect the fund's net asset value per share and may limit the ability of such the fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value the fund's portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect the ability of the fund to sell securities at their fair value. If the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the fund's portfolio may become illiquid and the proportion of the fund's assets invested in illiquid securities may significantly increase.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the fund's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years.

High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

The development of a market for high yield non-U.S. corporate securities has been a relatively recent phenomenon. On the other hand, the market for high yield U.S. corporate debt securities is more established than that for high yield non-U.S. corporate debt securities, but has undergone significant changes in the past and may undergo significant changes in the future.

High yield non-U.S. and U.S. corporate securities in which the fund may invest include bonds, debentures, notes, commercial paper and preferred stock and will generally be unsecured. Most of the debt securities will bear interest at fixed rates. However, the fund may also invest in corporate debt securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities, especially in emerging market countries, will expose the fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. See "Foreign Securities." The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries which the fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

The ability of a foreign sovereign obligor, especially in emerging market countries, to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than U.S. dollars, its ability to make debt payments denominated in U.S. dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing, a governmental obligor, especially in an emerging market country, may default on its obligations. If such an event occurs, the fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

BRADY BONDS

Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas E. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The manager believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the manager's expectations with respect to Brady Bonds will be realized.

Investors should recognize that Brady Bonds have been issued relatively recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by S&P or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the manager to be of comparable quality.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semiannually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. The fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

A substantial portion of the Brady Bonds and other sovereign debt securities in which the fund may invest are likely to be acquired at a discount. Current federal income tax law requires the holder of certain securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, the fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed by U.S. government agencies and instrumentalities include obligations that are supported by: (a) the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association ("Ginnie Maes")); (b) the limited authority of the issuer or guarantor to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks); or (c) only the credit of the issuer or guarantor (e.g., obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs")). In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.

Agencies and instrumentalities that issue or guarantee debt securities and that have been established or sponsored by the U.S. government include, in addition to those identified above, the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

STRIPS

The fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

FLOATING AND VARIABlE RATE INSTRUMENTS

The fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the fund may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The investment manager will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

Some of the demand instruments purchased by the fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

The fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the fund's custodian subject to a sub-custodian agreement approved by the fund between that bank and the fund's custodian.

OTHER INVESTMENT COMPANIES

As indicated under "Investment Restrictions" below, the fund may from time to time invest in securities of other investment companies (including exchange traded funds and unit investment trusts), subject to the limits of the 1940 Act. Under the 1940 Act, the fund may invest limited amounts of its assets in securities of other investment companies, or it may invest all of its assets in one or more investment companies, employing a master/feeder or fund-of-funds investment structure. The fund has reserved the right to employ these investment structures but has no current intention of doing so.

The return on investments in other investment companies will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by fund expenses, including management fees; that is, there will be a layering of certain fees and expenses. Investment in investment companies also may involve the payment of substantial premiums above the value of such companies' portfolio securities. The fund does not intend to invest in such vehicles or funds unless the manager determines that the potential benefits of such investment justify the payment of any applicable premiums.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements with broker/dealers, domestic banks or recognized financial institutions. A repurchase agreement is a shortterm investment in which the purchaser (i.e., the fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto,
(b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the manager may aggregate the cash that certain funds or accounts that are advised or subadvised by the manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds, funds or accounts that contributed to the joint account share pro rata in the net revenue generated. The manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the fund than would be available to the fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

REVERSE REPURCHASE AGREEMENTS

The fund may invest in reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreedupon price, date and interest payment. Any securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have a maturity date no later than the repayment date. Generally, the fund will be able to keep the interest income associated with the "coupon" on those securities, subject to the payment of a fee to the dealer. Such transactions are generally advantageous because the fund attempts to lock-in a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the fund intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the fund's assets. The fund's custodian bank will maintain a separate account for the fund with securities having a value equal to or greater than such commitments.

SHORT SALES AGAINST THE BOX

The fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale.

To secure its obligation to deliver the securities sold short, the fund will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the fund, because the fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

LOANS OF PORTFOLIO SECURITIES

The fund may lend portfolio securities to brokers or dealers or other financial institutions. The procedure for the lending of securities will include the following features and conditions. The borrower of the securities will deposit cash with the fund in an amount equal to a minimum of 100% of the market value of the securities lent. The fund will invest the collateral in short-term debt securities or cash equivalents and earn the interest thereon. A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan. If the deposit drops below the required minimum at any time, the borrower may be called upon to post additional cash. If the additional cash is not paid, the loan will be immediately due and the fund may use the collateral or its own cash to replace the securities by purchase in the open market charging any loss to the borrower. These will be "demand" loans and may be terminated by the fund at any time. The fund will receive any dividends and interest paid on the securities lent and the loans will be structured to assure that the fund will be able to exercise its voting rights on the securities. Such loans will be authorized only to the extent that the receipt of income from such activity would not cause any adverse tax consequences to the fund's shareholders and only in accordance with applicable rules and regulations. The borrowers may not be affiliated, directly or indirectly, with the fund.

ILLIQUID AND RESTRICTED SECURITIES AND SECURITIES WITH LIMITED TRADING MARKETS

The fund may purchase illiquid securities and securities for which there is a limited trading market or which are subject to restrictions on resale to the public. The fund will not invest more than 15% of the value of its total assets in illiquid securities, such as restricted securities which are illiquid, and securities that are not readily marketable.

If the fund were to assume substantial positions in securities with limited trading markets, the activities of the fund could have an adverse effect upon the liquidity and marketability of such securities and the fund might not be able to dispose of its holdings in those securities at then current market prices. Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the fund at times which otherwise might be considered to be disadvantageous so that the fund might receive lower proceeds from such sales than it had expected to realize. Investments in securities which are "restricted" may involve added expenses to the fund should the fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. As more fully described herein, the fund may purchase Rule 144A securities (as defined below) for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). The fund's holdings of Rule 144A securities which are liquid securities will not be subject to the fund's applicable limitation on investments in illiquid securities.

RULE 144A SECURITIES

The fund may purchase certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers.

One effect of Rule 144A is that certain restricted securities may be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the SEC stated that the ultimate responsibility for liquidity determinations is that of an investment company's board of trustees. However, the SEC stated that the board may delegate the day-to-day function of determining liquidity to the fund's investment adviser, provided that the board retains sufficient oversight. The board of trustees of the fund has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid. Pursuant to those policies and procedures, the board of trustees has delegated to the manager the determination as to whether a particular security is liquid or illiquid requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security.

To the extent that liquid Rule 144A securities that the fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the fund's assets invested in illiquid assets would increase. The manager, under the supervision of the boards of trustees, will monitor fund investments in Rule 144A securities and will consider appropriate measures to enable the fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

The fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The fund may either settle a firm commitment transaction by taking delivery of the securities or may either resell or repurchase a securities purchased on a firm commitment basis on or before the settlement date in which event the fund may reinvest the proceeds in another firm commitment transaction. The fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON SECURITIES, PIK BONDS AND DEFERRED PAYMENT SECURITIES

The fund may invest in zero coupon securities, PIK bonds and deferred payment securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. The fund also may purchase PIK bonds. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the fund's limitation on investments in illiquid securities.

Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds, deferred payment securities and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, the fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

BORROWING

The fund may borrow in certain circumstances. See "Investment Restrictions." Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of the fund's shares and in the return on the fund's portfolio. Although the principal of any borrowing will be fixed, the fund's assets may change in value during the time the borrowing is outstanding. The fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the manager's strategy and the ability of the fund to comply with certain provisions of the Code in order to provide "pass-though" tax treatment to shareholders. Furthermore, if the fund were to engage in borrowing, an increase in interest rates could reduce the value of the fund's shares by increasing the fund's interest expense.

LEVERAGING TRANSACTIONS

The use of leverage by the fund will generally cause its net asset value to increase or decrease at a greater rate than would otherwise be the case. Any investment income or gains earned from the portfolio securities purchased with the proceeds from leveraging transactions which is in excess of the expenses associated from these transactions can be expected to cause the value of the fund's shares and distributions on the fund's shares to rise more quickly than would otherwise be the case. Conversely, if the investment income or gains earned from the portfolio securities purchased with proceeds from leveraging transactions fail to cover the expenses associated with leveraging transactions, the value of the fund's shares is likely to decrease more quickly than otherwise would be the case and distributions thereon will be reduced or eliminated. Hence, leveraging transactions are speculative and increase the risk of owning or investing in the shares of the fund. Leveraging transactions also increase the fund's expenses because of interest and similar payments and administrative expenses associated with them. Unless the appreciation and income on assets purchased with proceeds from leveraging transactions exceed the costs associated with them, the use of leveraging transactions by the fund would diminish the investment performance of the fund compared in what it would have been without using these transactions.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the manager in the best interests of the shareholders. The fund intends to limit portfolio trading to the extent practicable and consistent with its investment objectives, however the fund may engage in active and frequent trading to achieve its objectives. The fund's portfolio turnover rate may vary from year to year, as well as within a year. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the fund. See "Portfolio Transactions."

DEFENSIVE INVESTING

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market and short-term debt instruments or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

                        4. THE ASSET ALLOCATION PROCESS

In pursuing the fund's investment objective during the Guarantee Period, the manager looks to allocate assets among the equity component and the fixed income component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, and the market value of fund assets. If interest rates are low (particularly at the inception of the Guarantee Period), fund assets may be largely invested in the fixed income component in order to increase the likelihood of meeting the investment objective. In addition, if during the Guarantee Period the equity markets experience a major decline, the fund's assets may become largely or entirely invested in the fixed income component in order to increase the likelihood of meeting the investment objective.

The initial allocation of fund assets between the equity component and the fixed income component will be determined principally by the prevailing level of interest rates. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the fixed income component. The manager will monitor the allocation of the fund's assets on a daily basis.

The asset allocation process will also be affected by the manager's ability to manage the fixed income component. If the fixed income component provides a return better than that assumed by the manager's proprietary model, fewer assets would have to be allocated to the fixed income component. On the other hand, if the performance of the fixed income component is poorer than expected, more assets would have to be allocated to the fixed income component, and the ability of the fund to participate in any subsequent upward movement in the equity market would be limited.

The process of asset reallocation results in additional transaction costs such as brokerage commissions. The fund will likely incur increased transactional costs during periods of high volatility. To moderate such costs, the manager has built into its proprietary model a factor that will require reallocations only when equity component and fixed income component values have deviated by more than certain minimal amounts since the last reallocation.

                          5. INVESTMENT RESTRICTIONS

The fund has adopted the following policies which may not be changed without approval by holders of a majority of the outstanding voting securities of the fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

The fund may not:

   (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

   (2) underwrite securities issued by other persons, except that all or any portion of the assets of the fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, and exemptive orders granted under such Act, and except insofar as the fund may technically be deemed an underwriter under the Securities Act in selling a portfolio security.

   (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contract and forward contract) in the ordinary course of its business. The fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.

   (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

   (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

   (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing.

If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage is not considered a violation of policy.

                  6. PERFORMANCE INFORMATION AND ADVERTISING

From time to time the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature and in reports or other communications to shareholders. These figures are computed separately for Class A, Class B and Class L shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of fund shares may be compared with current or historical performance of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including by not limited to: Morningstar, Inc., Barron's, Business Week, CDA Investment Technologies, Inc., Kiplinger's, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any class it will also disclose such information for the other classes.

AVERAGE ANNUAL TOTAL RETURN

The fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

Where: P = a hypothetical initial payment of $1,000.
       T = average annual total return.
       n = number of years.
       ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

In computing total rates of return and yield quotations, all fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

The fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the fund. The fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the fund for a specified period of time. The fund's total return "after taxes on distributions and sale of fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest individual marginal federal income tax rate then in effect. State and local taxes are disregarded. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the class. Consequently, any given performance quotation should not be considered representative of the class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

The fund is newly offered and does not have performance information as of the date of this Statement of Additional Information.

         7. DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

The net asset value per share of the fund is determined for each class on each day during which the New York Stock Exchange ("NYSE") is open for trading (a "business day"). As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays

(or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and during emergencies. This determination of net asset value is made once each day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York City time) by adding the market value of all securities and other assets attributable to the class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the transfer agent prior to its calculation.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or if there are no market rates, at fair value at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ stock market, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Securities listed on a non-U.S. exchange are normally valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the board of trustees of the trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the board of trustees of the trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the board of trustees of the trust.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the NYSE and may also take place on days on which the NYSE is closed and on which it is not possible to purchase or redeem shares of the fund. If events materially affecting the value of securities occur between the time at which the market price is determined and the time when the fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the board of trustees of the trust.

Options on currencies purchased by the fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the manager on that day.

Interest income on long-term obligations held for the fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premium.

          8. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND
                        SHARES AND SHAREHOLDER PROGRAMS

As described in the Prospectus, the fund provides you with alternative ways of purchasing shares based upon your individual investment needs.

Each class of shares of the fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any services plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert to Class A shares in eight years. In addition, shareholders in a Salomon Smith Barney Retirement Program may have special exchange rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares,
(ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

CLASS A SHARES

Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows.

The fund receives the entire net asset value of all Class A shares that are sold. The distributors retain the full applicable sales charge from which a distributor pays the uniform reallowances shown in the table below.



          AMOUNT OF YOUR INVESTMENT             SALES CHARGE AS A     SALES CHARGE AS A       BROKER/DEALER
                                                 % OF OFFERING           % OF YOUR           COMMISSION AS A
                                                     PRICE               INVESTMENT           % OF OFFERING
                                                                                                 PRICE

Less than $25,000 . . . . . . . . . . . . . .       5.00%                  5.26%                 4.50%
 . . . . . .

$25,000 to less than $50,000. . . . . . . . .       4.25%                  4.44%                 3.83%
 . . .

$50,000 to less than $100,000 . . . . . . . .       3.75%                  3.90%                 3.38%
 . .

$100,000 to less than $250,000 . . . . . . .        3.25%                  3.36%                 2.93%
 . .

$250,000 to less than $500,000 . . . . . . .        2.75%                  2.83%                 2.48%
 . .

$500,00 or more but less than                       2.00%                  2.04%                 1.80%
$1,000,000 . . . . . . . . . . . . . . . . .
 . . . . . . . .

$1,000,000 or more . . . . . . . . . . . . .         -0-*                   -0-*               up to 1.00%

---------------------------
* Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred Sales Charge on Class A shares is payable to the service agent whose clients make purchases of $1,000,000 or more. The Deferred Sales Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge" below.

Service agents may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the Securities Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

The initial sales charge on Class A shares may be waived in certain circumstances. See "Sales Charge Waivers and Reductions" below for more information about waivers of initial sales charges on Class A shares.

CLASS B SHARES

Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Commissions will be paid to service agents that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other Smith Barney mutual funds or on sales of Class B shares to investors exempt from the Deferred Sales Charge. Service agents that sell Class B shares will also receive a portion of the service fee payable under the Class B service plan at an annual rate equal to 0.25% of the average daily net assets represented by Class B shares sold by them.

CLASS L SHARES

Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Service agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the 13th month after purchase, service agents also will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares that they have sold. See "Deferred Sales Charge Provisions" below.

GENERAL

Investors may purchase shares from a service agent that has entered into a sales or service agreement with a distributor concerning the fund. In addition, certain investors, including qualified retirement plans that are customers of certain service agents, may be eligible to purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B or Class L shares. Service agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly with a sub-transfer agent are not subject to a maintenance fee.

PFS ACCOUNTS

Initial purchases of shares of the fund must be made through a PFS Investments, Inc. ("PFS Investments") Registered Representative by completing the appropriate application. The completed application should be forwarded to the sub-transfer agent for PFS Accounts, Primerica Shareholder Services ("Primerica"), P.O. Box 9662, Providence, Rhode Island, 02940-5016. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to Primerica. In processing applications and investments, Primerica acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the Prospectus. If Primerica ceases to act as sub-transfer agent, a successor company named by the trust will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by Primerica. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $30 per returned purchase by PFS Investments or the applicable sub-transfer agent.

Investors in Class A and Class B shares may open an account by making an initial investment of at least (i) $1,000 for each account, (ii) $250 for an IRA, a Self-Employed Retirement Plan, or a Uniform Gift to Minor Account, (iii) $25 for a Qualified Retirement Plan (a plan qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans) and
(iv) $1 for Simple IRAs in the fund. Shareholders may purchase shares of the fund through the Systematic Investment Plan on a monthly basis only during the Post Guarantee Period. The minimum initial investments required for the Systematic Investment Plan are discussed below under "Systematic Investment

Plan." Subsequent investments of at least (i) $50 may be made for all classes for each account, IRA, Self-Employed Retirement Plan or Uniform Gift to Minor Account, (ii) $25 for a Qualified Retirement Plan and (iii) $1 for a Simple IRA. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, directors or trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the sub-transfer agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Upon completion of certain automated systems, initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact Primerica at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact Primerica at (800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact Primerica at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. New York time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his or her account, he or she should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize the sub-transfer agent to transfer funds from the bank account provided for the amount of the purchase. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS Investments or Primerica. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS Investments or Primerica. Subsequent investments by telephone may not be available if the shareholder cannot reach the applicable sub-transfer agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

OTHER ACCOUNTS

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least (i) $1,000 for each account,
(ii) $250 for an IRA, a Self-Employed Retirement Plan, or a Uniform Gift to Minor Account, (iii) $25 for a Qualified Retirement Plan (a plan qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans) and (iv) $1 for Simple IRAs in the fund. Shareholders may purchase shares of the fund through the Systematic Investment Plan on a monthly basis only during the Post Guarantee Period. The minimum initial investments required for the Systematic Investment Plan are discussed below under "Systematic Investment Plan." Subsequent investments of at least (i) $50 may be made for all classes for each account, IRA, Self-Employed Retirement Plan or Uniform Gift to Minor Account, (ii) $25 for a Qualified Retirement Plan and (iii) $1 for a Simple IRA. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust ("UIT") sponsored by Salomon Smith Barney, and directors/trustees of any Citigroup affiliated funds, including the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.

Shares purchased will be held in the shareholder's account by the service agent.

Purchase orders received by the fund prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a service agent prior to the close of regular trading on the NYSE, on any day the fund calculates is net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through a service agent, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

From time to time, the fund's distributors or the manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the fund. Such concessions provided by the fund's distributors or the manager may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the fund, and/or other dealer-sponsored events. From time to time, the fund's distributors or the manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. (the "NASD").

SYSTEMATIC INVESTMENT PLAN

Class A, Class B and Class L shareholders may make additions to their accounts during the Post Guarantee Period by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, a service agent or a sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. For PFS Accounts, a shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25, and a shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of $25. For all other accounts, a shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by its service agent or the applicable sub-transfer agent. The Systematic Investment Plan also authorizes a service agent to apply cash held in the shareholder's brokerage account opened with the service agent or redeem the shareholder's shares of certain money market funds to make additions to the account. Additional information is available from the fund or your service agent.

SALES CHARGE WAIVERS AND REDUCTIONS

      CUMULATIVE PURCHASE DISCOUNT

PFS ACCOUNTS

 The reduced sales load reflected in the sales charge tables applies to purchases of Class A shares of the fund. An aggregate investment includes all shares of all of the fund (and any other eligible funds, as described above), plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described below. PFS Investments must notify a distributor at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of previous purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the distributor or Primerica confirm the investor's representations concerning his holdings.

      INITIAL SALES CHARGE WAIVERS

PFS ACCOUNTS

Purchases of Class A shares through PFS Accounts may be made at net asset value without a sales charge in the following circumstances:

   (a) sales to board members and employees of Citigroup and its subsidiaries;
   (b) sales to board members of the Smith Barney mutual funds or any other mutual funds for which members of Citigroup act as investment adviser, administrator or service agent (including retired board members); the immediate families of such persons (including the surviving spouse of a deceased board member); and to a pension, profit-sharing or other benefit plan for such persons;
   (c) sales to employees of member firms of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
   (d) issuance to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;
   (e) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund of the Smith Barney mutual funds that are sold with a maximum sales charge equal to or greater than the maximum sales charge of the fund) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;
   (f) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup;

   (g) sales through financial professionals of service agents where the amounts invested represent the redemption proceeds from other investment companies, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares, (ii) the shareholder paid an initial sales charge on such redeemed shares and (iii) the shares redeemed were not subject to a deferred sales charge;
   (h) direct rollovers by plan participants of distributions from a 401(k) plan enrolled in the Salomon Smith Barney 401(k) Program (note: subsequent investments will be subject to the applicable sales charge);
   (i) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and
   (j) purchases by investors participating in a Salomon Smith Barney fee based arrangement.

PFS Investments may pay its registered representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS Distributors. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

In addition, Class A shares of the fund may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Primerica Plan") for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS Distributors, if such redemption has occurred no more than 60 days prior to the purchase of shares of the fund, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The fund may terminate, or amend the terms of, offering shares of the fund at net asset value to such persons at any time. Contact Primerica at (800) 544-5445 for further information and appropriate forms.

OTHER ACCOUNTS

Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances: (a) sales to (i) board members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired board members and employees); the immediate families of such persons (including the surviving spouse of a deceased board member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the NASD, provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of financial consultants or other registered representatives affiliated with Citigroup who recently joined a broker-dealer affiliated with Citigroup that has a sales agreement with a distributor concerning the fund, if certain conditions are met; (d) purchases by shareholders who have redeemed Class A shares in the fund

(or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;
(e) purchases by accounts managed by certain investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with certain Citigroup affiliates, including Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

RIGHT OF ACCUMULATION

Class A shares of the fund may be purchased by any person, as defined above, at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of most other Smith Barney mutual funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional Information is available from the fund or the investor's service agent.

LETTER OF INTENT - CLASS A SHARES

PFS ACCOUNTS

A Letter of Intent applies to purchases of Class A shares of the fund. When an investor submits a Letter of Intent to attain an investment goal within a 13-month period, the sub-transfer agent escrows shares totaling 5% of the dollar amount of the Letter of Intent in the name of the investor. The Letter of Intent does not obligate the investor to purchase the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and the sales charge actually paid. Such payment may be made directly to the service agent or, if not paid, the service agent will liquidate sufficient escrow shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made at the end of the 13-month period by refunding to the investor the amount of excess sales commissions, if any, paid during the 13-month period.

OTHER ACCOUNTS

A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney mutual funds offered with a sales charge acquired during the term of the Letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact your service agent or the transfer agent to obtain a Letter of Intent application.

DEFERRED SALES CHARGE PROVISIONS

Deferred Sales Charge Shares are: (a) Class B shares; (b) Class L shares; and
(c) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed six years or later since their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding account statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


YEAR SINCE PURCHASE WAS MADE                                 DEFERRED SALES
                                                                 CHARGE
1st                                                                5%
2nd                                                                4%
3rd                                                                3%
4th                                                                2%
5th                                                                1%
6th and thereafter                                                 None


Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to the higher Class B share distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to the fund's distributors.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired five additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.

WAIVERS OF DEFERRED SALES CHARGE

PFS ACCOUNTS

For PFS Accounts, the deferred sales charge generally is waived on exchanges and on redemptions of Class A and Class B shares in the circumstances described below:

(a)  Redemption Upon Disability or Death

The fund may waive the Deferred Sales Charge on redemptions following the death or disability of a Class A or Class B shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of longcontinued and indefinite duration." While the fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, Primerica will require satisfactory proof of death or disability before it determines to waive the Deferred Sales Charge.

In cases of disability or death, the Deferred Sales Charge may be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the Deferred Sales Charge applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

(b)  Redemption in Connection with Certain Distributions from Retirement Plans

The fund may waive the Deferred Sales Charge when a total or partial redemption is made in connection with certain distributions from Retirement Plans. The charge may be waived upon the taxfree rollover or transfer of assets to another Retirement Plan invested in the fund; in such event, as described below, the fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, Deferred Sales Charge is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also may be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge may be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

With respect to PFS Accounts, the fund does not intend to waive the Deferred Sales Charge for any distributions from IRAs or other Retirement Plans not specifically described above.

(c)  Redemption Pursuant to the Fund's Systematic Withdrawal Plan

A shareholder may elect to participate in a systematic withdrawal plan ("Plan") with respect to the shareholder's investment in the fund. Under the Plan, a dollar amount of a participating shareholder's investment in the fund will be redeemed systematically by the fund on a periodic basis, and the proceeds mailed to the shareholder. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The Deferred Sales Charge may be waived on redemptions made under the Plan.

The amount of the shareholder's investment in the fund at the time the election to participate in the Plan is made with respect to the fund is hereinafter referred to as the "initial account balance." The amount to be systematically redeemed from such fund without the imposition of a Deferred Sales Charge may not exceed a maximum of 12% annually of the shareholder's initial account balance. The fund reserves the right to change the terms and conditions of the Plan and the ability to offer the Plan.

(d) Involuntary Redemptions of Shares in Accounts that Do Not Have the Required Minimum Balance

The fund reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Any involuntary redemption may only occur if the shareholder account is less than the amount specified in the Prospectus due to shareholder redemptions. The fund may waive the Deferred Sales Charge upon such involuntary redemption.

(e)  Redemption by manager

The fund may waive the Deferred Sales Charge when a total or partial redemption is made by the manager with respect to its investments in the fund.

OTHER ACCOUNTS

The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Redemption of Shares -- Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2 ; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise; and (g) involuntary redemptions of small account balances. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption.

Deferred Sales Charge waivers will be granted subject to confirmation (by service agents in the case of shareholders who hold shares through a service agent or by a sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

SALOMON SMITH BARNEY RETIREMENT PROGRAMS

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. There are no sales charges when a participating plan buys or sells shares.

For plans opened on or after March 1, 2000 that are not plans for which Paychex, Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares available is as follows:

Class A Shares. Class A shares may be purchased by plans investing at least $1 million in any of the Smith Barney funds.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million in any of the Smith Barney funds. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

Retirement Programs Opened On or After June 21, 1996: If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its

Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996: In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) Program or ExecChoiceTM, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund without an initial sales charge. Any Class L shares not exchanged will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or ExecChoiceTM must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact their service agent or the transfer agent.

For more information, call your service agent or the transfer agent.

REDEMPTION OF SHARES

Fund shares may be redeemed by shareholders prior to the Guarantee Maturity Date. However, redemptions made for any reason prior to the Guarantee Maturity Date will be made at NAV and are not eligible for the Guarantee. Moreover, redemptions may be subject to a deferred sales charge.

General. The fund is required to redeem the shares tendered to it, as described below, at a redemption price equal to its net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable Deferred Sales Charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

PFS ACCOUNTS

Shareholders may redeem for cash some or all of their shares of the fund at any time by sending a written request in proper form directly to Primerica, at P.O. Box 9662, Providence, Rhode Island, 02940-5016. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact Primerica at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, fund or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

Generally, a properly completed redemption form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Please contact Primerica at (800) 544-5445 for information. Additional documentary evidence of authority is required by Primerica in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP or 403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.

A shareholder may utilize Primerica's telephone redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if:
(a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 45 days; (b); the person requesting the redemption can provide proper identification information; and (c) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting Primerica at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. New York time any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach Primerica whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular redemption procedure described above.

A shareholder may utilize Primerica's FAX to redeem the shareholder's account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to Primerica at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach Primerica by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular redemption procedure described above. Facsimile redemptions received by Primerica prior to 4:00 p.m. New York time on a regular business day will be processed at the net asset value per share determined that day.

After following the redemption guidelines stated in the Prospectus and SAI, a shareholder may elect to have the redemption proceeds transferred via wire or ACH (Automated Clearing House) directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account included with the application or with no changes within the previous 30 days) as long as the bank account is registered in the same name(s) as the account with the fund. Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the ACH. If the proceeds are not to be transferred to the bank account of record or mailed to the registered owner, the request must be submitted in writing and a signature guarantee will be required from all shareholders. Redemption proceeds will normally be sent to the designated bank account on the next business day following the redemption, and should ordinarily be credited to the shareholder's bank account by his/her bank within 48 to 72 hours for wire transfers and 72 to 96 hours for ACH transfers.

OTHER ACCOUNTS

If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions from the shareholder's service agent, or if the shareholder's account is not with a service agent, from the shareholder directly. The redemption proceeds, except as noted below, will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's service agent, or by submitting a written request for redemption to:

                  Smith Barney Principal Protection Fund
                  (Specify class of shares)
                  c/o PFPC Global Fund Services
                  P.O. Box 9699
                  Providence, Rhode Island 02940-9699.

A written redemption request must (a) state the name of the fund for which you are redeeming shares, (b) state the class and number or dollar amount of shares to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. Any signature appearing on a stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. A signature guarantee may also be required, however, if (i) a sub-transfer agent is instructed to mail the redemption proceeds to an address different than the address on the account, (ii) the account registration information has changed, (iii) the redemption proceeds are paid to someone other than the account owner(s) or (iv) the redemption proceeds are transferred to an account with different registration. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly during the Post Guarantee Period. Shareholders only may participate in an Automatic Cash Withdrawal Plan during the Post Guarantee Period.

PFS ACCOUNTS

For PFS Accounts, the amount of each withdrawal must be at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or classes of the fund. The fund reserves the right to involuntarily liquidate any shareholder's account in the fund if the aggregate net asset value of the shares held in the fund account is less than $500. (If a shareholder has more than one account in the fund, each account must satisfy the minimum account size.) The fund, however, will not redeem shares based solely on market reductions in net asset value. Before the fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the Deferred Sales Charge at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact Primerica.

OTHER ACCOUNTS

Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares subject to a Deferred Sales Charge at the time the Withdrawal Plan commences. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted. The Withdrawal Plan will be carried over on exchanges between funds or classes of the fund.

All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly from the fund may continue to do so and applications for participation in the Withdrawal Plan must be received by the applicable sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their service agent or the fund's transfer agent.

Telephone Redemption And Exchange Program. Shareholders who do not have a brokerage account with a service agent may be eligible to redeem and exchange fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/ her initial investment in the fund.)

PFS ACCOUNTS

Neither the fund or its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Redemptions. Redemption requests of up to $50,000 of any class or classes of the fund's shares may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued, are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The transfer agent reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which such shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

Additional Information regarding Telephone Redemption and Exchange Program. Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets the fund normally utilizes is restricted, or an emergency as determined by the SEC exists, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the fund's shareholders.

Distributions in Kind. If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make a redemption payment wholly in cash, the fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders should expect to incur brokerage costs when subsequently selling shares redeemed in kind.

EXCHANGE PRIVILEGE

PFS ACCOUNTS

For PFS Accounts, during the Post Guarantee Period, shares of each class of the fund may be exchanged at the net asset value next determined for shares of the same class in the fund and certain other Smith Barney mutual funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Shareholders who establish telephone transaction authorization on their account may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline the telephone transaction option on the account application. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. Exchanges between funds involving exact registrations do not require a signature guarantee.

OTHER ACCOUNTS

General. Except as noted below, shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same class of other Smith Barney mutual funds, to the extent such shares are offered for sale in the shareholder's state of residence and provided the shareholder's service agent is authorized to distribute shares of the fund, on the basis of relative net asset value per share at the time of exchange.

Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made. Exchanges may be made from the fund into another Smith Barney mutual fund only during the Post Guarantee Period.

The Exchange Privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same class in the fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from your service agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The fund reserves the right to reject any exchange request. The Exchange Privilege may be modified or terminated at any time after written notice to shareholders.

Class B Exchanges. Class B shares of the fund may be exchanged for other Class B shares without a sales charge. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher Deferred Sales Charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable Deferred Sales Charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A Exchanges. Class A shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective class in another fund may do so without imposition of any charge.

ADDITIONAL INFORMATION REGARDING THE EXCHANGE PRIVILEGE

The fund is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the fund and its shareholders. Accordingly, if during the Guarantee Period the fund's management in its sole discretion determines that an investor is engaged in excessive trading, the fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney mutual fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the fund will take no other action with respect to the shares until it receives further instructions from the investor. The fund's policy on excessive trading applies to investors who invest in the fund directly or through service agents, but does not apply to any systematic investment plans described in the prospectus.

During times of drastic economic or market conditions, the fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.

This Exchange Privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold fund shares through service agents, their service agents to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

DETERMINATION OF PUBLIC OFFERING PRICE

The fund offers its shares to the public during the Offering Period and the Post Guarantee Period. The public offering price for a Class A, Class B and Class L share of the fund is equal to the net asset value per share at the time of purchase, plus the applicable initial sales charge for Class A and Class L shares. A Deferred Sales Charge, however, is imposed on certain redemptions of Class A, Class B and Class L shares.

INVOLUNTARY REDEMPTIONS OF SHARES

The trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the fund if necessary and to eliminate ownership of shares by a particular shareholder when the trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that fund (for example, in the case of a market timer).

                                 9. MANAGEMENT

The fund is supervised by the board of trustees of the trust, a majority of whom are not affiliated with the manager.

The trustees and officers of the trust, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup, Inc. ("Citigroup") they oversee, and other directorships they hold are set forth below. The address of each trustee and officer is 125 Broad Street, New York, New York 10004. Each trustee and officer holds office for the lifetime of the trust, unless that individual is otherwise removed, resigns or retires.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the trust as defined in the 1940 Act. Each trustee and officer of the trust noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.


                                                                                                     NUMBER OF
                                                                                                     INVESTMENT
                                                                                                     COMPANIES
                                                                                                   ASSOCIATED WITH
                                                                                                      CITIGROUP
                                                                                                     OVERSEEN BY
                                POSITION HELD AND          PRINCIPAL OCCUPATION DURING PAST 5         TRUSTEE OR
NAME AND AGE                  LENGTH OF TIME SERVED        YEARS AND OTHER DIRECTORSHIPS HELD          OFFICER
INTERESTED TRUSTEE
Heath B. McLendon*;  68       Trustee since 1999           Chairman, President, and Chief          Chairman or
                                                           Executive Officer, Smith Barney Fund    Co-Chairman of the
                                                           Management LLC (formerly known as       Board, Trustee
                                                           SSB Citi Fund Management LLC)           or Director of 77.
                                                           (since March 1996); Managing
                                                           Director, Salomon Smith Barney
                                                           (since 1993); President, Travelers
                                                           Investment Adviser, Inc. ("TIA")
                                                           (since _____).
DISINTERESTED TRUSTEES
Elliott J. Berv; 58           Trustee since 2001           Chief Executive Officer, Rocket City    __
                                                           Enterprises (Consulting, Publishing,
                                                           Internet Services) (since January
                                                           2000); President, Catalyst, Inc.


                                                           (Strategy Consultants) (since 1991);
                                                           President and Director, Elliott J. Berv
                                                           & Associates (Management
                                                           Consultants) (since 1984).
Donald M. Carlton; 64         Trustee since 2001           Director, American Electric Power       __
                                                           (Electric Utility) (since 2000);
                                                           Director, Valero Energy (Petroleum
                                                           Refining) (since 1999); Consultant,
                                                           URS Corporation (Engineering) (since
                                                           1999); Director, National Instruments
                                                           Corp. (Technology) (since 1994);
                                                           former Chief Executive Officer,
                                                           Radian Corporation (Engineering)
                                                           (from 1969 to 1996); former Chief
                                                           Executive Officer Radian
                                                           International L.L.C. (Engineering)
                                                           (from 1996 to 1998).
A. Benton Cocanougher; 63     Trustee since 2001           Dean and Professor of Marketing,        __
                                                           College and Graduate School of
                                                           Business of Texas A & M University
                                                           (since 1987); former Director,
                                                           Randall's Food Markets, Inc. (from
                                                           1990 to 1999); former Director, First
                                                           American Bank and First American
                                                           Savings Bank (from 1994 to 1999).
Mark T. Finn; 58              Trustee since 2001           Chairman and Owner, Vantage          __
                                                           Consulting Group, Inc. (Investment
                                                           Advisory and Consulting Firm) (since
                                                           1988); former Vice Chairman and
                                                           Chief Operating Officer, Linder Asset
                                                           Management Company (Mutual Fund
                                                           Company) (from March 1999 to
                                                           2001); former President and Director,
                                                           Delta Financial, Inc. (Investment
                                                           Advisory Firm) (from 1983 to 1999);
                                                           General Partner and Shareholder,
                                                           Greenwich Ventures LLC (Investment
                                                           Partnership)(since January 1996);
                                                           former President, Secretary, and
                                                           Owner, Phoenix Trading Co.
                                                           (Commodity Trading Advisory Firm)
                                                           (from 1997 to 2000).
Riley C. Gilley; 75           Trustee since 1986           Former Vice President and General       __
                                                           Counsel, Corporate Property Investors
                                                           (from 1988 to 1991); former Partner,
                                                           Breed, Abbott & Morgan (Attorneys)
                                                           (retired, 1987).
Stephen Randolph Gross; 53    Trustee since 2001           Director, Hotpalm.com, Inc. (Wireless   __
                                                           Applications) (since May 2000);
                                                           Partner, Capital Investment Advisory
                                                           Partners (Consulting) (since January
                                                           2000); Director, United Telesis, Inc.
                                                           (Telecommunications) (since January
                                                           1999); Managing Director,
                                                           Fountainhead Ventures, L.L.C.
                                                           (Consulting) (since March 1998);


                                                           Director, ebank.com, Inc. (since
                                                           January 1998); Director, Ikon
                                                           Ventures, Inc. (since January 1998);
                                                           Chairman, Gross, Collins & Cress,
                                                           P.C. (Accounting Firm) (since 1979).
Diana R. Harrington; 61       Trustee since 1992           Professor, Babson College (since        __
                                                           1992); former Trustee, The Highland
                                                           Family of Funds (Investment
                                                           Company) (from March 1997 to
                                                           March 1998).
Susan B. Kerley; 50           Trustee since 1992           Consultant, Global Research             __
                                                           Associates, Inc. (Investment
                                                           Consulting) (since 1990); Director,
                                                           Mainstay Institutional Funds
                                                           (currently supervises ___ investment
                                                           companies in fund complex) (since
                                                           1990).
Alan G. Merten; 60            Trustee since 2001           Director, Re-route.com (Information     __
                                                           Technology) (since 2000); Director,
                                                           BTG, Inc. (Information Technology)
                                                           (since 1997); President, George
                                                           Mason University (since 1996);
                                                           Director, Comshare, Inc. (Information
                                                           Technology) (since 1985); former
                                                           Director, Indus (Information
                                                           Technology) (from 1995 to 1999);
                                                           former Dean, Johnson Graduate
                                                           School of Management of Cornell
                                                           University (from 1989 to 1996).
C. Oscar Morong, Jr.; 66      Trustee since 1991           Chairman of the board of trustees of    __
                                                           the trust; Managing Director, Morong
                                                           Capital Management (since 1993);
                                                           former Director, Indonesia Fund
                                                           (Closed End Fund) (from 1990 to
                                                           1999); Trustee, Morgan Stanley
                                                           Institutional Trust (Investment
                                                           Company) (since 1993).
R. Richardson Pettit; 59      Trustee since 2001           Professor of Finance, University of     __
                                                           Houston (since 1977); former Managing
                                                           Director, Windermere Investments
                                                           (Financial Consulting) (from January
                                                           1997 to June 1997).
Walter E. Robb, III; 75       Trustee since 2001           Director, John Boyle & Co., Inc.        __
                                                           (Textiles) (since 1999); President,
                                                           Benchmark Consulting Group, Inc.
                                                           (Service Company) (since 1991);
                                                           Director, Harbor Sweets, Inc. (Candy)
                                                           (since 1990); Sole Proprietor, Robb
                                                           Associates (Corporate Financial
                                                           Advisors) (since 1978); Director,
                                                           W.A. Wilde Co. (Direct Mail) (since
                                                           1989); Director, Alpha Granger
                                                           Manufacturing, Inc. (Electronics)
                                                           (since 1983); Co-owner, Anne Bell
                                                           Robb (Publishing) (since 1979);
                                                           former Trustee, MFS Family of Funds


                                                           (Investment Company) (from 1985 to
                                                           2001); former President and
                                                           Treasurer, Benchmark Advisors, Inc.
                                                           (Corporate Financial Advisors) (from
                                                           1989 to 2000).
E. Kirby Warren; 67           Trustee since 1989           Professor and Professor Emeritus,       __
                                                           Graduate School of Business, Columbia
                                                           University (since 1957).
OFFICERS
Heath B. McLendon*; 68        President since 2000         Chairman, President and Chief           Chairman or
                                                           Executive Officer, Smith Barney Fund    Co-Chairman of the
                                                           Management LLC (since March             Board, Trustee
                                                           1996); Managing Director, Salomon       or Director of 77.
                                                           Smith Barney (since 1993); President,
                                                           TIA (since _____).
James E. Conroy*; 50          Vice President and           Managing Director, Salomon Smith        Investment
                              Investment Officer since     Barney (since _____).                   Officer of 4.
                              2000
Michael Kagan*; 42            Vice President and           Director, Salomon Smith Barney          3
                              Investment Officer since     (since _____).
                              2000
Jeffrey Russell*; 44          Vice President and           Managing Director, Salomon Smith        6
                              Investment Officer since     Barney (since _____).
                              2000
Lewis E. Daidone*; 43         Senior Vice President        Managing Director, Salomon Smith        Treasurer and
                              and Treasurer since 2000     Barney (since _____); Chief Financial   Senior Vice
                                                           Officer, Smith Barney Mutual Funds      President or
                                                           (since_____); Director and Senior       Executive Vice
                                                           Vice President, Smith Barney Fund       President of 83.
                                                           Management LLC and TIA (since
                                                           _____).
Irving David*; 41             Controller since 2000        Director, Salomon Smith Barney          Controller or
                                                           (since_____); former Assistant          Assistant
                                                           Treasurer, First Investment             Treasurer of 53.
                                                           Management Company (from _____
                                                           to ____).
Frances Guggino*; 44          Assistant Controller         Vice President, Citibank (since 1991).  17
                              since 2000
Paul Brook*; 48               Assistant Controller         Director, Salomon Smith Barney          Controller or
                              since 2000                   (since____); former Managing            Assistant
                                                           Director, AMT Investors Capital         Treasurer of 43.
                                                           Services Inc. (from 1997 to 1998);
                                                           former Partner, Ernst & Young LLP
                                                           (from 1990 to 1997).
Anthony Pace*; 36             Assistant Treasurer since    Vice President, Mutual Fund             20
                              2000                         Administration for Salomon Smith
                                                           Barney (since 1986).
Marianne Motley*; 42          Assistant Treasurer since    Director, Mutual Fund Administration    77
                              2000                         for Salomon Smith Barney (since
                                                           1994).
Robert I. Frenkel*; 47        Secretary since 2000         Managing Director and General           17
                                                           Counsel, Global Mutual Funds for
                                                           Citigroup Asset Management (since
                                                           1994).
Thomas C. Mandia*; 39         Assistant Secretary since    Director and Deputy General Counsel,    17
                              2000                         Citigroup Asset Management (since


                                                           1992).
Rosemary D. Emmens*; 32       Assistant Secretary since    Vice President and Associate General    17
                              2000                         Counsel, Citigroup Asset Management
                                                           (since 1998); Counsel, The Dreyfus
                                                           Corporation (from 1995 to 1998).
Harris Goldblat*; 32          Assistant Secretary since    Associate General Counsel, Citigroup    17
                              2000                         Asset Management (since 2000);
                                                           Associate, Stroock & Stroock &
                                                           Lavan LLP (from 1997 to 2000);
                                                           Associate, Sills Cummis Radin
                                                           Tischman Epstein & Gross (from
                                                           1996 to 1997); Clerk to the Honorable
                                                           James M. Havey, P.J.A.D. (from 1995
                                                           to 1996).


The business affairs of the fund are managed by or under the direction of the board of trustees.

The board of trustees has a standing Audit Committee comprised of all of the trustees who are not "interested persons" of the fund, within the meaning of the 1940 Act. The Audit Committee met ____ times during the year ended October 31, 2001 to review the internal and external accounting procedures of the other series of the trust and, among other things, to consider the selection of independent certified public accountants for those series, to approve all significant services proposed to be performed by the accountants and to consider the possible effect of such services on their independence.

The board of trustees also has a standing Governance Committee. All trustees who are not "interested persons" of the fund are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the board. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

The following table shows the amount of equity securities owned by the trustees in other investment companies associated with Citigroup supervised by the trustees as of December 31, 2001. Because the fund is newly organized, it did not have shareholders as of that date.


                                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN INVESTMENT COMPANIES
NAME OF TRUSTEE                                      ASSOCIATED WITH CITIGROUP OVERSEEN BY THE TRUSTEE

INTERESTED TRUSTEE
Heath B. McLendon

DISINTERESTED TRUSTEES
Elliott J. Berv

Donald M. Carlton

A. Benton Cocanougher

Mark T. Finn

Riley C. Gilley


Stephen Randolph Gross

Diana R. Harrington

Susan B. Kerley

Alan G. Merten

C. Oscar Morong, Jr.

R. Richardson Pettit

Walter E. Robb, III

E. Kirby Warren


The following table shows the amount of securities owned by any disinterested trustee (and certain family members of the trustee) in the manager, Salomon Smith Barney, PFS Distributors, and any person directly or indirectly controlling, controlled by, or under common control with the manager or Salomon Smith Barney as of December 31, 2001:


                      NAME OF OWNERS AND
                      RELATIONSHIP TO                                      VALUE OF           PERCENT OF
NAME OF TRUSTEE       TRUSTEE               COMPANY     TITLE OF CLASS     SECURITIES         CLASS


Information regarding compensation paid to the trustees of the trust for the fiscal year ended October 31, 2001 is set forth below. Mr. McLendon is not compensated for his service as trustee because of his affiliation with the manager.

The fund pays each of the trustees who is not a director, officer or employee of the manager or any of its affiliates an annual fee of $40,000 plus $7,500 for each board of trustees meeting attended, $2,500 for each special board meeting attended, and $100 for each telephonic board meeting in which each trustee participates. In addition, the fund will reimburse these trustees for travel and out-of-pocket expenses incurred in connection with board of trustees meetings.


TRUSTEE COMPENSATION TABLE


                                                                                                       NUMBER OF
                                                                                                       FUNDS IN
                           AGGREGATE                PENSION OR RETIREMENT     TOTAL COMPENSATION       COMPLEX
                           COMPENSATION             BENEFITS ACCRUED AS       FROM FUND COMPLEX        SUPERVISED BY
TRUSTEE                    FROM THE FUND (1)        PART OF FUND EXPENSES     PAID TO TRUSTEE (2)      TRUSTEE
INTERESTED TRUSTEE
Heath B. McLendon          $0                       None                      $0                       _________
DISINTERESTED TRUSTEES
Elliott J. Berv            $_________               None                      $________                _________
Donald M. Carlton          $_________               None                      $________                _________
A. Benton                  $_________               None                      $________                _________
Cocanougher
Mark T. Finn               $_________               None                      $________                _________
Riley C. Gilley            $_________               None                      $________                _________


Stephen Randolph Gross     $_________               None                      $________                _________
Diana R. Harrington        $_________               None                      $________                _________
Susan B. Kerley            $_________               None                      $________                _________
Alan G. Merten             $_________               None                      $________                _________
C. Oscar Morong, Jr.       $_________               None                      $________                _________
R. Richardson Pettit       $_________               None                      $________                _________
Walter E. Robb, III        $_________               None                      $________                _________
E. Kirby Warren            $_________               None                      $________                _________


(1) Estimated for the fiscal year ended October 31, 2002.
(2) For the year ended October 31, 2001.

The trustees of the fund have adopted a Trustee Emeritus Plan for all trustees who are not "interested persons" of the fund, within the meaning of the 1940 Act. Under the Plan, all trustees are required to resign from the board upon attaining age 75 (a higher age applies to certain trustees who were in office when the Plan was adopted). Trustees who have served for at least ten years when they reach the mandatory resignation age (or an earlier age in certain circumstances) may become trustees emeriti, and may serve in that capacity for up to ten years. Trustees emeriti are paid one-half of the annual retainer and meeting fees applicable to trustees, and are reimbursed for their reasonable out-of-pocket expenses relating to attendance at meetings. Trustees emeriti are not trustees of the fund.

Officers receive no compensation from the fund although they may be reimbursed for reasonable travel expenses for attending meetings of the board of trustees.

As of the date of this Statement of Additional Information, there are no shareholders of the fund.

The Declaration of Trust of the trust provides that the trust will indemnify its trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the trust, unless, as to liability to the trust, or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

CODES OF ETHICS

The trust, the manager and the distributors each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the fund. However, the Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds. Of course, there can be no assurance that the Codes of Ethics will be effective in identifying and addressing all conflicts of interests relating to personal securities transactions.

MANAGER

Smith Barney Fund Management LLC acts as the investment manager ("manager") to the fund pursuant to a management agreement (the "Management Agreement"). Subject to such policies as the board of trustees of the fund may determine, the manager manages the securities of and makes investment decisions for the fund. In addition, the manager provides certain administrative services to the fund under the Management Agreement.

The manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the fund. The Management Agreement provides that the manager may delegate the daily management of the securities of the fund to one or more subadvisers.

Unless otherwise terminated, the Management Agreement will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the fund's trustees or by a vote of a majority of the outstanding voting securities of the fund, and, in either case, by a majority of the trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

The manager provides the fund with general office facilities and supervises the overall administration of the fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the fund's independent contractors and agents; and arranging for the maintenance of books and records of the fund. Trustees, officers, and investors in the fund are or may be or may become interested in the manager, as directors, officers, employees, or otherwise and directors, officers and employees of the manager are or may become similarly interested in the fund.

The Management Agreement provides that the manager may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the fund or by a vote of a majority of the fund's trustees, or by the manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

In approving the Management Agreement, the trustees considered, among other things, the nature and quality of the services to be provided by the manager. The trustees reviewed information regarding the investment performance of related funds advised by the manager. The trustees also considered the fees payable by the fund. The trustees reviewed data showing how the funds' fees and total expense ratios compared with those of comparable funds.

The trustees also considered the benefits to the manager from soft dollar arrangements with brokers and other fallout benefits to the manager. The trustees reviewed information concerning the level of profits expected to be received by the manager from its arrangements with the fund.

Based upon their review, the trustees determined that the terms of the Management Agreement were fairly standard in the mutual fund industry, and concluded that, with respect to the fund, the Management Agreement was reasonable, fair and in the best interests of the fund and its shareholders. The trustees also concluded that the fees provided in the Agreement were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

The Prospectus for the fund contains a description of the fees payable to the manager for services under the Management Agreement with respect to the fund. The manager may reimburse the fund or waive all or a portion of its management fees.

Citigroup affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The manager has informed the fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup.

The fund uses the name "Smith Barney" by agreement with the manager. If the manager, or its assignee, ceases to serve as the manager of the fund, the fund will change its respective name so as to delete the word "Smith Barney."

The fund has not paid management fees as of the date of this Statement of Additional Information.

The manager may reimburse the fund for, or waive, all or any portion of its management fees.

The manager may retain a sub-administrator.

DISTRIBUTORS

Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013, and PFS Distributors, Inc., located at 3120 Breckinridge Blvd., Duluth, Georgia, 30099, serve as non-exclusive principal underwriters and co-distributors of the shares of the fund pursuant to written agreements dated _______ __, 2002 (the "Distribution Agreements") which were approved by the fund's board of trustees, including a majority of the independent trustees, on ______ __, 2002.

Each Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the board of trustees of the trust or by vote of holders of a majority of the fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney or PFS Distributors. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the trust's board of trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the trustees of the trust who are not interested persons (as defined in the 1940
Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

Class A, Class B and Class L shares of the fund have each adopted a Service Plan (each, a "Service Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, the fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the fund attributable to that class in the case of the Plans relating to Class A shares, and not to exceed 1.00% of the average daily net assets of the fund attributable to that class in the case of the plans relating to Class B shares and Class L shares. Such fees may be used to make payments to the distributors for distribution services, to service agents in respect of the sale of shares of the fund, and to other parties in respect of the sale of shares of the funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The fund also may make payments to the distributors, service agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the distributors to each recipient may vary based upon certain factors, including, among other things, the levels of sales of fund shares and/or shareholder services provided.

The Service Plans with respect to Class A and Class L shares also provide that the distributors and service agents may receive the sales charge paid by Class A and Class L investors, respectively, as partial compensation for their services in connection with the sale of shares. The Service Plans with respect to Class B and Class L shares provide that the distributors and service agents may receive all or a portion of the Deferred Sales Charges paid by Class B and Class L investors, respectively.

The Service Plans permit the fund to pay fees to the distributors, service agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The fund will pay the fees to the distributors and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the distributor's or other recipient's sole responsibility and not obligations of the fund. In their annual consideration of the continuation of the Service Plans for the fund, the trustees will review the Service Plans and the expenses for the fund and each class within the fund separately.

Each Service Plan also recognizes that various service providers to the fund, such as the manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the fund for other purposes, such as management fees, and that the fund's distributors or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the trust's trustees and a majority of the trust's trustees who are not "interested persons" of the trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified trustees"). Each Service Plan requires that the trust and the distributors provide to the board of trustees, and the board of trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified trustees is committed to the discretion of such qualified trustees then in office. A Service Plan may be terminated with respect to any class of the fund at any time by a vote of a majority of the trust's qualified trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the trustees and qualified trustees. The distributors will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the distributors will preserve such copies in an easily accessible place.

As contemplated by the Service Plans, the distributors act as the agent of the trust in connection with the offering of shares of the fund pursuant to the Distribution Agreements. The Prospectus contains a description of fees payable to the distributors under the Distribution Agreements.

The fund has not paid distribution fees as of the date of this Statement of Additional Information.

THE GUARANTOR AND FINANCIAL GUARANTY AGREEMENT

The fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem each of his or her shares for an amount no less than the value of the shareholder's account as of the inception of the Guarantee Period less expenses incurred by the fund that are not covered by the Expense Limitation Agreement with the manager, provided that all dividends and distributions received from the fund have been reinvested and no shares have been redeemed. The fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from [Guarantor] pursuant to a financial guarantee insurance policy issued by [Guarantor] to the trust for the benefit of the shareholders of the fund (the "Insurance Policy"). The address of [Guarantor] is _____.

[Guarantor], the manager and the trust have entered into a Financial Guaranty Agreement specifying the rights and obligations of the parties with respect to the fund. The Insurance Policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date for the fund. [Terms of the Agreement].

EXPENSES

In addition to amounts payable under the Management Agreement and the Service Plans, the fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of trustees that are not affiliated with the manager or the fund's distributors, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The manager has entered into a Expense Limitation Agreement with the fund under which it will limit expenses of the fund, excluding expenses such as interest, taxes and extraordinary expenses, subject to possible reimbursement to the manager within three years, to a maximum of ____% in the case of Class A shares and ____% in the case of Class B and Class L shares. The expense limit will continue through at least the Guarantee Maturity Date. The fund's Prospectus contains more information about the expenses of the fund.

TRANSFER AGENT

The trust has entered into a Transfer Agency and Service Agreement pursuant to which Travelers Bank & Trust, fsb, an affiliate of Salomon Smith Barney ("Travelers"), acts as transfer agent for the fund. Under the Transfer Agency and Service Agreement, Travelers maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, Travelers receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services act as sub-transfer agents pursuant to agreements with Travelers. Under each sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, each sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

The principal place of business of Travelers is 125 Broad Street, New York, New York, 10004. The principal place of business of PFPC is P.O. Box 9699, Providence, Rhode Island 02940 and of Primerica Shareholder Services is 3120 Breckinridge Blvd., Duluth, Georgia, 30099.

CUSTODIAN

The trust has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for the fund. Among other things, State Street calculates the daily net asset value for the fund. Securities may be held for the fund by a sub-custodian bank approved by the fund's trustees.

The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

AUDITORS

PricewaterhouseCoopers LLP are the independent accountants for the trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts 02110.

COUNSEL

Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as counsel for the fund.

                          10. PORTFOLIO TRANSACTIONS

The manager trades securities for the fund if it believes that a transaction net of costs (including custodian charges) will help achieve the fund's investment objective. Changes in the fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for the fund are made by a portfolio manager who is an employee of the manager and who is appointed and supervised by its senior officers. The portfolio manager may serve other clients of the manager in a similar capacity.

In connection with the selection of brokers or dealers and the placing of fund securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the fund and/or the other accounts over which the manager or its affiliates exercise investment discretion. The manager is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a transaction for the fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the manager and its affiliates have with respect to accounts over which they exercise investment discretion. The trustees of the trust periodically review the commissions paid by the fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to the fund.

The management fees that the fund pays to the manager will not be reduced as a consequence of the manager's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the manager, the manager would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

In certain instances there may be securities that are suitable as an investment for the fund as well as for one or more of the manager's other clients.

Investment decisions for the fund and for the manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment manager, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for the fund. When purchases or sales of the same security for the fund and for other funds managed by the manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

Because the fund is newly offered, it has not paid brokerage commissions as of the date of this Statement of Additional Information.

           11. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The trust's Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such series into classes. The trust has reserved the right to create and issue additional series and classes of shares. Each share of each class represents an equal proportionate interest in the fund with each other share of that class. Shares of each series of the trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series).

Shareholders of all funds of the trust generally will vote together on all matters except when the trustees determine that any shareholders of particular funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by fund or class.

The trust may involuntarily redeem shareholder's shares at any time for any reason the trustees of the trust deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of the fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the fund.

The holders of shares are required to disclose information on direct or indirect ownership of fund shares as may be required to comply with various laws applicable to the fund, and ownership of fund shares may be disclosed by the fund if so required by law or regulation.

Each shareholder of the fund is entitled to one vote for each dollar of net asset value (number of shares of the fund owned times net asset value per share) of the fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a trustee. Shareholders in the trust do not have cumulative voting rights. The trust is not required to hold and has no present intention of holding annual meetings of shareholders, but the trust will hold special meetings of the fund's shareholders when in the judgment of the trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more trustees. Except in limited circumstances, the trustees may, without any shareholder vote, amend or otherwise supplement the trust's Declaration of Trust.

The trust's Declaration of Trust provides that, at any meeting of shareholders of the trust or of any series of the trust, a service agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such service agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

The trust or any series or class of the trust, may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the trust voting as a single class or of the affected series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the trust voting as a single class, or of the affected series or class. The trust or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The trust may be terminated at any time by a vote of a majority of the voting power of the trust or by the trustees by written notice to the shareholders. Any series of the trust, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the trustees by written notice to the shareholders of that series or class. If not so terminated, the trust will continue indefinitely.

The trust is an entity of the type commonly known as a "Massachusetts business trust." under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the trust contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of the trust. The Declaration of Trust of the trust also provides that the trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, trustees emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

The trust's Declaration of Trust further provides that obligations of the trust are not binding upon the trustees individually but only upon the property of the trust and that the trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the trust protects a trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the fund without first requesting that the trustees bring such suit unless there would be irreparable injury to the fund or if a majority of the trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

The trust's Declaration of Trust provides that by becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

                                12. TAX MATTERS

TAXATION Of THE FUND

FEDERAL TAXES. The fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of fund distributions, and the composition of the fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the fund. If the fund should fail to qualify as a "regulated investment company" for any year, the fund would incur a regular corporate federal income tax upon its taxable income and fund distributions would generally be taxable as ordinary income to shareholders.

FOREIGN TAXES. Investment income and gains received by the fund from non-U.S. securities may be subject to non-U.S. taxes. The United States has entered into tax treaties with many other countries that may entitle the fund to a reduced rate of tax or an exemption from tax on such income. The fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the fund's effective rates of non-U.S. tax in advance since the amount of the fund's assets to be invested within various countries is not known.

If the fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the fund may elect to "pass through" to the fund's shareholders foreign income taxes paid. If the fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the fund as part of the amount distributed to them by the fund and thus includable in their gross income for federal income tax purposes.

Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amount, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If the fund does not qualify to elect to "pass through" to its shareholders foreign income taxes paid by it, shareholders will not be able to claim any deduction or credit for any part of their foreign taxes paid by the fund.

TAXATION OF SHAREHOLDERS

TAXATION OF DISTRIBUTIONS. Shareholders of the fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

Any fund distribution will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

DIVIDENDS-RECEIVED DEDUCTION. The portion of the fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

WITHHOLDING TAX PAYMENTS FOR NON-U.S. PERSONS. The fund will withhold tax payments at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

BACKUP WITHHOLDING. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. If a shareholder fails to provide this information, or otherwise violates IRS regulations, the fund may be required to withhold tax at the rate of 31% on certain distributions and redemption proceeds paid to that shareholder. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.

DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of the fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A fund shares held for 90 days or less followed by any purchase of shares of the fund or of another Smith Barney mutual fund, including purchases by exchange or by reinvestment, without payment of a sales charge which would otherwise apply because of any sales charge paid on the original purchase of the Class A fund shares.

TAXATION IN RELATION TO THE FINANCIAL GUARANTEE

Should it be necessary for [Guarantor] to make a payment to the fund, this payment will likely be considered a capital gain to the fund. Such gain would have to be distributed except to the extent that it may be offset by any allowable capital losses.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

CERTAIN DEBT INVESTMENTS. Any investment by the fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the fund, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund. An investment by the fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders.

OPTIONS, ETC. The fund's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of fund income and distributions to shareholders. For example, certain positions held by the fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of fund losses, adjustments in the holding periods of fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The fund will limit its activities in options, futures contracts and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

FOREIGN INVESTMENTS. The fund may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by the fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by the fund in certain "passive foreign investment companies' may have to be limited in order to avoid a tax on the fund. The fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the fund, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the fund.

                           13. FINANCIAL STATEMENTS

The fund is newly-offered and has not issued financial statements as of the date of this Statement of Additional Information.

SMITH BARNEY PRINCIPAL PROTECTION FUND

INVESTMENT MANAGER
Smith Barney Fund Management LLC
125 Broad Street, New York, New York 10004

DISTRIBUTORS
Salomon Smith Barney Inc.
388 Greenwich Street, New York, New York 10013

PFS Distributors, Inc.
3120 Breckinridge Blvd., Duluth, Georgia, 30099

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, New York, New York 1004

SUB-TRANSFER AGENTS
PFPC Global Fund Services
P.O. Box 9699, Providence, Rhode Island 02940-9699

Primerica Shareholder Services
3120 Breckinridge Blvd., Duluth, Georgia, 30099

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, Massachusetts 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, Massachusetts 02110

                                     Part C


Item 23.         Exhibits.

          ****      a        Amended and Restated Declaration of Trust of the
                             Registrant

          ****      b        Amended and Restated By-Laws of the Registrant

                    d Form of Management Agreement between the Registrant and Smith Barney Fund Management LLC, as manager to Smith Barney Principal Protection Fund

                    e(1) Distribution Agreement between the Registrant and Salomon Smith Barney Inc., as co-distributor with respect to the shares of Smith Barney Principal Protection Fund

             +      e(2)     Form of Distribution Agreement between the
                             Registrant and PFS Distributors, Inc., as co-distributor with respect to the shares of Smith
                             Barney Principal Protection Fund

             *      g(1)     Custodian Contract between the Registrant and
                             State Street Bank and Trust Company ("State
                             Street"), as custodian

                    g(2) Form of Letter Agreement adding Smith Barney Principal Protection Fund to the Custodian Contract between the Registrant and State Street

             +      h(1)     Transfer Agency and Services Agreement between the
                             Registrant with respect to Smith Barney Principal
                             Protection Fund and Travelers Bank & Trust, FSB, as transfer agent

             *      h(2)     Accounting Services Agreement between the
                             Registrant and State Street, as fund accounting agent

                    h(3) Form of Letter Agreement adding Smith Barney Principal Protection Fund to the Accounting Services Agreement between the Registrant and State Street

             +      h(4)     Form of Financial Guaranty Agreement

                     i       Form of opinion and consent of counsel

                     m Form of Service Plan for Class A, B and L shares of Smith Barney Principal Protection Fund

            **       n       Multiple Class Plan of the Registrant

           ***       p       Code of Ethics of the Registrant, Smith Barney
                             Fund Management LLC and Salomon Smith Barney Inc.

             +       p(1)    Code of Ethics of PFS Distributors, Inc.

         *****        q      Powers of Attorney for the Registrant

--------------------


             * Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on October 24, 1997.

            ** Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on March 1, 1999.

           *** Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 16, 2000.

          **** Incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 2-95019) as filed with the Securities and Exchange Commission on October 15, 2001.

         ***** Incorporated herein by reference to Post Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 13, 2001.

             +       To be filed by amendment.

    Item 24.         Persons Controlled by or under Common Control with
                     Registrant

                     Not applicable.

    Item 25.         Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's
Declaration of Trust, incorporated by reference herein; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., incorporated by reference herein; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

        Item 26.    Business and Other Connections of Investment Adviser.

     Manager - Smith Barney Fund Management LLC. Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

     Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

        Item 27.    Principal Underwriters.

     (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Citi Short-Term U.S. Government Income Fund, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, and Citi Institutional Cash Reserves. Salomon Smith Barney Inc. is also the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     Salomon Smith Barney Inc. is also the distributor for the following Smith Barney funds: Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney

Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

     In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.

     PFS Distributors, Inc. ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds: Smith Barney Investment Series, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

          (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

          The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

          (c) Not applicable.

             Item 28.    Location of Accounts and Records.

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:


     NAME                                         ADDRESS

     Salomon Smith Barney Inc.                    338 Greenwich Street
     (distributor)                                New York, NY 10013

     PFS Distributors, Inc.                       3120 Breckinridge Boulevard
     (distributor)                                Duluth, Georgia, 30099

     State Street Bank and Trust                  1776 Heritage Drive
     Company                                      North Quincy, MA 02171
     (custodian and fund accounting agent)

     Travelers Bank & Trust, FSB                  125 Broad Street
     (transfer agent)                             New York, NY 10004

     Smith Barney Fund Management LLC             125 Broad Street
     (manager)                                    New York, NY 10004

     PFPC Global Fund Services                    P.O. Box 9699
     (sub-transfer agent)                         Providence, RI 02940

     Primerica Shareholder Services               3120 Breckinridge Boulevard
     (sub-transfer agent)                         Duluth, Georgia, 30099


             Item 29.    Management Services.

                      Not applicable.

             Item 30.    Undertakings.

                      Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of December, 2001.

                                            SMITH BARNEY TRUST II,
                                            on behalf of Smith Barney Principal
                                            Protection Fund


                                            By: Robert I. Frenkel
                                                -------------------------------
                                                Robert I. Frenkel
                                                Secretary


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 21st, 2001.

            Signature                        Title

     Heath B. McLendon*                      President, Principal Executive
   --------------------------------          Officer and Trustee
     Heath B. McLendon

     Lewis E. Daidone*                       Principal Financial Officer and
   --------------------------------          Principal Accounting Officer
     Lewis E. Daidone

     Elliott J. Berv*                        Trustee
   --------------------------------
     Elliott J. Berv

     Donald M. Carlton*                      Trustee
   --------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                  Trustee
   --------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                           Trustee
   --------------------------------
     Mark T. Finn

     Riley C. Gilley*                        Trustee
   --------------------------------
     Riley C. Gilley

     Steven Randolph Gross*                  Trustee
   ------------------------------------
     Steven Randolph Gross

     Diana R. Harrington*                    Trustee
   ------------------------------------
     Diana R. Harrington

     Susan B. Kerley*                        Trustee
   ------------------------------------
     Susan B. Kerley

     Alan G. Merten*                         Trustee
   ------------------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                   Trustee
   ------------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                   Trustee
   ------------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                    Trustee
   ------------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                        Trustee
   ------------------------------------
     E. Kirby Warren

   *By: Robert I. Frenkel
       --------------------------------
        Robert I. Frenkel
        Executed by Robert I. Frenkel
        on behalf of those indicated
        pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

     Exhibit
     No.:        Description:

     d Form of Management Agreement between the Registrant and Smith Barney Fund Management LLC

     e(1) Distribution Agreement between the Registrant and Salomon Smith Barney Inc.

     g(2) Form of Letter Agreement adding Smith Barney Principal Protection Fund to the Custodian Contract between the Registrant and State Street Bank and Trust Company

     h(3) Form of Letter Agreement adding Smith Barney Principal Protection Fund to the Accounting Services Agreement between the Registrant and State Street Bank and Trust Company

     i           Form of opinion and consent of counsel

     m           Form of Service Plan for Class A, B and L shares